UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code:        (610) 684-8000

Date of fiscal year end:       12/31/2011

Date of reporting period:       09/30/2011

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2011 is filed herewith.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	September 30, 2011

	Number of Shares	Value

Investments — 102.9% of net assets

Common Stocks — 35.0%

US Common Stocks — 14.7%

Aerospace & Defense — 0.1%
AAR Corp.	100,000	$1,667,000
General Dynamics Corp.	2,900	164,981
Huntington Ingalls Industries, Inc. (a)	1,359	33,065
L-3 Communications Holdings, Inc.	2,900	179,713
Lockheed Martin Corp.	8,300	602,912
Northrop Grumman Corp.	16,757	874,045
Raytheon Co.	36,962	1,510,637
		5,032,353

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	14,229	576,986
FedEx Corp.	100,000	6,768,000
United Parcel Service, Inc. (UPS), Class B	50,300	3,176,445
		10,521,431

Airlines — 0.1%
AMR Corp. (a)	283,429	838,950
Delta Air Lines, Inc. (a)	300,258	2,251,935
US Airways Group, Inc. (a)	149,725	823,487
		3,914,372

Auto Components — 0.0%
Goodyear Tire & Rubber Co. (The) (a)	30,600	308,754

Automobiles — 0.0%
Fleetwood Enterprises, Inc. (b) (c)	690,543	—

Beverages — 0.1%
Constellation Brands, Inc., Class A (a)	165,000	2,970,000
Hansen Natural Corp. (a)	2,800	244,412
		3,214,412

Biotechnology — 0.0%
Celgene Corp. (a)	3,500	216,720
Gilead Sciences, Inc. (a)	16,100	624,680
		841,400

Capital Markets — 0.2%
Ameriprise Financial, Inc.	2,763	108,752
Federated Investors, Inc., Class B	26,908	471,697
Franklin Resources, Inc.	3,200	306,048
Legg Mason, Inc.	123,638	3,178,733
Northern Trust Corp.	89,500	3,130,710
		7,195,940

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Chemicals — 0.3%
Airgas, Inc.	3,300	$210,606
Calgon Carbon Corp. (a)	195,700	2,851,349
Eastman Chemical Co.	5,500	376,915
HB Fuller Co.	114,000	2,077,080
Monsanto Co.	28,938	1,737,438
Mosaic Co. (The)	26,000	1,273,220
Scotts Miracle-Gro Co. (The), Class A	37,614	1,677,584
Sherwin-Williams Co. (The)	1,672	124,263
		10,328,455

Commercial Banks — 0.3%
CIT Group, Inc. (a)	32,120	975,484
Fifth Third Bancorp	22,000	222,200
Huntington Bancshares Inc.	183,627	881,410
KeyCorp	62,200	368,846
M&T Bank Corp.	14,119	986,918
PNC Financial Services Group, Inc.	11,200	539,728
Preferred Bank/Los Angeles CA (a)	22,665	179,960
Regions Financial Corp.	163,700	545,121
Synovus Financial Corp.	341,600	365,512
Wells Fargo & Co.	255,133	6,153,808
		11,218,987

Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc. (a)	216,032	2,616,147
Pitney Bowes, Inc.	8,200	154,160
Viad Corp.	91,650	1,556,217
		4,326,524

Communications Equipment — 0.0%
Cisco Systems, Inc.	13,100	202,919

Computers & Peripherals — 0.4%
Apple, Inc. (a)	5,800	2,210,844
Dell, Inc. (a)	866,890	12,266,493
Hewlett-Packard Co.	34,699	778,993
QLogic Corp. (a)	100,000	1,268,000
		16,524,330

Construction & Engineering — 0.1%
Fluor Corp.	3,800	176,890
KBR, Inc.	70,000	1,654,100
		1,830,990

Consumer Finance — 0.1%
American Express Co.	58,702	2,635,720
Capital One Financial Corp.	12,600	499,338
Discover Financial Services	18,100	415,214
		3,550,272

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Distributors — 0.1%
Genuine Parts Co.	51,700	$2,626,360

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	10,800	427,788
Ascent Media Corp., Series A (a)	713	28,035
DeVry, Inc.	30,400	1,123,584
ITT Educational Services, Inc. (a)	20,000	1,151,600
K12, Inc. (a)	36,795	936,801
Sotheby's	59,131	1,630,242
		5,298,050

Diversified Financial Services — 0.2%
Bank of America Corp.	674,875	4,130,235
Citigroup, Inc.	47,524	1,217,565
JPMorgan Chase & Co.	38,724	1,166,367
Moody's Corp.	35,157	1,070,530
		7,584,697

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	163,700	4,668,724
Cincinnati Bell, Inc. (a)	36,295	112,151
FairPoint Communications, Inc. (b)	2,195	—
General Communications, Inc., Class A (a)	292,615	2,399,443
Level 3 Communications, Inc. (a)	661,226	985,227
Verizon Communications, Inc.	25,800	949,440
		9,114,985

Electric Utilities — 0.2%
Edison International	111,200	4,253,400
Empire District Electric Co. (The)	61,000	1,182,180
Entergy Corp.	4,700	311,563
Exelon Corp.	8,900	379,229
		6,126,372

Electrical Equipment — 0.1%
Babcock & Wilcox Co. (a)	155,400	3,038,070
Generac Holdings, Inc. (a)	126,000	2,370,060
		5,408,130

Electronic Equipment, Instruments & Components — 0.1%
Checkpoint Systems, Inc. (a)	295,029	4,006,494
Rogers Corp. (a)	40,000	1,565,200
		5,571,694

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Energy Equipment & Services — 0.2%
Baker Hughes, Inc.	3,487	$160,960
Cameron International Corp. (a)	7,600	315,704
Dril-Quip, Inc. (a)	2,100	113,211
Halliburton Co.	4,600	140,392
National Oilwell Varco, Inc.	20,300	1,039,766
Parker Drilling Co. (a)	142,500	625,575
Tidewater, Inc.	91,200	3,834,960
		6,230,568

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	108,864	8,939,912
CVS Caremark Corp.	15,600	523,848
Kroger Co. (The)	127,727	2,804,885
Safeway, Inc.	17,300	287,699
SUPERVALU, Inc.	5,034	33,526
Wal-Mart Stores, Inc.	125,300	6,503,070
Walgreen Co.	17,400	572,286
Whole Foods Market, Inc.	4,600	300,426
		19,965,652

Food Products — 0.3%
ConAgra Foods, Inc.	208,100	5,040,182
H.J. Heinz Co.	92,800	4,684,544
Kraft Foods, Inc.	111,200	3,734,096
		13,458,822

Health Care Equipment & Supplies — 0.2%
Baxter International, Inc.	94,300	5,294,002
Kinetic Concepts, Inc. (a)	7,218	475,594
		5,769,596

Health Care Providers & Services — 0.9%
Aetna, Inc.	13,400	487,090
AmerisourceBergen Corp.	15,000	559,050
Brookdale Senior Living, Inc. (a)	697,114	8,741,810
Cardinal Health, Inc.	13,800	577,944
CIGNA Corp.	10,400	436,176
Emeritus Corp. (a)	471,137	6,643,032
Health Management Associates, Inc., Class A (a)	64,283	444,838
Humana, Inc.	5,100	370,923
Lincare Holdings, Inc.	80,000	1,800,000
McKesson Corp.	4,700	341,690
UnitedHealth Group, Inc.	66,300	3,057,756
VCA Antech, Inc. (a)	184,543	2,948,997
WellPoint, Inc.	108,844	7,105,336
		33,514,642

Hotels, Restaurants & Leisure — 0.3%
Brinker International, Inc.	70,500	1,474,860
MGM Resorts International (a)	163,766	1,521,386
Ruby Tuesday, Inc. (a)	144,800	1,036,768
Starwood Hotels & Resorts Worldwide, Inc.	93,000	3,610,260
Yum! Brands, Inc.	95,000	4,692,050
		12,335,324

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Household Durables — 0.3%
American Greetings Corp., Class A	104,049	$1,924,906
Beazer Homes USA, Inc. (a)	363,227	548,473
Cavco Industries, Inc. (a)	4,504	155,118
KB Home	586,851	3,438,947
Lennar Corp., Class A	190,300	2,576,662
Mohawk Industries, Inc. (a)	2,007	86,120
Pulte Homes, Inc. (a)	276,489	1,092,132
Standard Pacific Corp. (a)	22,369	55,251
		9,877,609

Household Products — 0.1%
Procter & Gamble Co. (The)	87,500	5,528,250

Industrial Conglomerates — 0.1%
3M Co.	25,300	1,816,287
General Electric Co.	192,200	2,929,128
		4,745,415

Insurance — 0.6%
Aflac, Inc.	4,600	160,770
Berkshire Hathaway, Inc., Class B (a)	69,261	4,920,301
Brown & Brown, Inc.	110,000	1,958,000
Chubb Corp.	8,100	485,919
Everest Re Group Ltd.	71,600	5,683,608
Lincoln National Corp.	8,100	126,603
Loews Corp.	215,000	7,428,250
MBIA, Inc. (a)	239,987	1,744,705
Mercury General Corp.	26,816	1,028,394
National Western Life Insurance Co., Class A	9,400	1,273,700
		24,810,250

Internet & Catalog Retail — 0.4%
Amazon.com, Inc. (a)	42,595	9,210,317
Blue Nile, Inc. (a)	54,727	1,930,768
Liberty Media Holding Corp., Interactive, Series A (a)	75,197	1,110,660
Priceline.com, Inc. (a)	9,076	4,079,299
		16,331,044

Internet Software & Services — 0.1%
AOL, Inc. (a)	1,656	19,872
eBay, Inc. (a)	74,595	2,199,807
		2,219,679

IT Services — 0.5%
Alliance Data Systems Corp. (a)	20,401	1,891,173
CACI International, Inc., Class A (a)	41,200	2,057,528
DST Systems, Inc.	32,047	1,404,620
Fidelity National Information Services, Inc.	12,100	294,272

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Forrester Research, Inc.	22,466	$730,370
Gartner Group, Inc., Class A (a)	102,589	3,577,278
Hackett Group, Inc. (The) (a)	29,100	108,543
International Business Machines Corp. (IBM)	6,900	1,207,707
Jack Henry & Associates, Inc.	100,000	2,898,000
Lender Processing Services, Inc.	139,000	1,902,910
Mastercard, Inc.	800	253,728
Sapient Corp.	104,646	1,061,110
		17,387,239

Leisure Equipment & Products — 0.0%
Mattel, Inc.	8,300	214,887

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	138,100	2,652,901

Machinery — 0.1%
CIRCOR International, Inc.	58,000	1,703,460
Cummins, Inc.	5,900	481,794
John Bean Technologies Corp.	135,000	1,925,100
		4,110,354

Media — 1.2%
AMC Networks, Inc. (a)	77,481	2,475,518
Cablevision Systems Corp.	434,576	6,835,880
CBS Corp., Class A	26,253	541,074
CBS Corp., Class B	99,549	2,028,809
CC Media Holdings, Inc., Class A (a) (c)	88,498	486,739
Comcast Corp., Class A	9,900	206,910
DIRECTV, Class A (a)	245,225	10,360,756
Discovery Communications, Inc., Series A (a)	9,232	347,308
Discovery Communications, Inc., Series C (a)	2,239	78,701
Interpublic Group of Companies, Inc. (The)	337,075	2,426,940
Liberty Global, Inc., Series A (a)	137,119	4,960,965
Liberty Global, Inc., Series C (a)	104,201	3,606,397
Liberty Media Corp. - Liberty Starz, Series A (a) (d)	5,415	344,177
Liberty Media Corp. - Liberty Capital, Series A (a) (d)	14,464	956,360
Live Nation, Inc. (a)	374,071	2,996,309
Madison Square Garden, Inc., Class A (a)	9,736	221,981
Sun-Times Media Group, Inc. (a) (c)	41,415	37
Time Warner Cable, Inc.	8,300	520,161
Time Warner, Inc.	55,034	1,649,369
Viacom, Inc.	13,800	534,612
Walt Disney Co. (The)	168,000	5,066,880
		46,645,883

Metals & Mining — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	16,500	502,425

Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	15,900	530,583
Sempra Energy	4,100	211,150
		741,733

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Multiline Retail — 0.1%
Big Lots, Inc. (a)	87,900	$3,061,557
Kohl's Corp.	11,200	549,920
Saks, Inc. (a)	163,600	1,431,500
		5,042,977

Office Electronics — 0.1%
Xerox Corp.	96,655	673,686
Zebra Technologies Corp., Class A (a)	73,979	2,288,910
		2,962,596

Oil, Gas & Consumable Fuels — 1.5%
Alpha Natural Resources, Inc. (a)	69,700	1,232,993
Berry Petroleum Co., Class A	30,000	1,061,400
Bill Barrett Corp. (a)	86,000	3,116,640
Chesapeake Energy Corp.	637,800	16,295,790
Chevron Corp.	55,300	5,116,356
ConocoPhillips	14,100	892,812
Consol Energy, Inc.	62,610	2,124,358
Devon Energy Corp.	914	50,672
EOG Resources, Inc.	53,600	3,806,136
Exxon Mobil Corp.	84,900	6,166,287
Forest Oil Corp. (a)	50,000	720,000
Hess Corp.	7,300	382,958
Marathon Petroleum Corp.	7,350	198,891
Murphy Oil Corp.	8,000	353,280
Occidental Petroleum Corp.	19,900	1,422,850
Pioneer Natural Resources Co.	36,500	2,400,605
Southwestern Energy Co. (a)	239,800	7,992,534
Stone Energy Corp. (a)	82,506	1,337,422
Tesoro Corp. (a)	136,500	2,657,655
Ultra Petroleum Corp. (a)	75,500	2,092,860
Valero Energy Corp.	25,500	453,390
Whiting Petroleum Corp. (a)	9,000	315,720
		60,191,609

Paper & Forest Products — 0.0%
AbitibiBowater, Inc. (a)	24,140	362,100

Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	36,950	3,245,688
Herbalife Ltd.	7,900	423,440
		3,669,128

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	19,489	611,565
Forest Laboratories, Inc. (a)	10,500	323,295
Johnson & Johnson	88,800	5,657,448
Merck & Co., Inc.	215,066	7,034,809
Pfizer, Inc.	404,857	7,157,871
		20,784,988

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Professional Services — 0.1%
Heidrick & Struggles International, Inc.	8,606	$141,569
Towers Watson & Co., Class A	58,396	3,490,913
Volt Information Sciences, Inc. (a)	184,000	1,232,800
		4,865,282

Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	21,400	2,440,670
Boston Properties, Inc.	116,300	10,362,330
Brandywine Realty Trust	360,600	2,888,406
CBRE Group, Inc.	152,646	2,054,615
CommonWealth REIT	139,600	2,648,212
Coresite Realty Corp.	332,600	4,772,810
Corporate Office Properties Trust	254,800	5,549,544
Digital Realty Trust, Inc.	57,100	3,149,636
Douglas Emmett, Inc.	448,100	7,662,510
EastGroup Properties, Inc.	151,900	5,793,466
Essex Property Trust, Inc.	40,800	4,897,632
Excel Trust, Inc.	253,900	2,442,518
OMEGA Healthcare Investors, Inc.	76,791	1,223,281
Parkway Properties, Inc.	239,362	2,635,376
Pennsylvania Real Estate Investment Trust	270,951	2,094,451
Sabra Health Care REIT, Inc.	171,902	1,639,945
Simon Property Group, Inc.	85,870	9,443,982
SL Green Realty Corp.	140,924	8,194,731
		79,894,115

Real Estate Management & Development — 0.1%
Avatar Holdings, Inc. (a)	239,705	1,960,787

Road & Rail — 0.2%
CSX Corp.	15,600	291,252
J.B. Hunt Transport Services, Inc.	1,688	60,971
Kansas City Southern (a)	98,121	4,902,125
Ryder System, Inc.	4,600	172,546
Union Pacific Corp.	4,200	343,014
		5,769,908

Semiconductors & Semiconductor Equipment — 0.2%
Cabot Microelectronics Corp. (a)	80,729	2,776,271
Intel Corp.	221,100	4,716,063
LSI Corp. (a)	379,546	1,966,048
		9,458,382

Software — 0.3%
Activision Blizzard, Inc.	40,000	476,000
Adobe Systems, Inc. (a)	16,800	406,056
CA, Inc.	21,600	419,256
JDA Software Group, Inc. (a)	20,000	468,800
Microsoft Corp.	319,215	7,945,261
Parametric Technology Corp. (a)	140,276	2,157,445
Symantec Corp. (a)	27,000	440,100
		12,312,918

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Specialty Retail — 0.2%
AutoZone, Inc. (a)	1,800	$574,542
Bed Bath & Beyond, Inc. (a)	3,400	194,854
Blockbuster, Inc., Class B (a) (c)	146,876	10,281
Home Depot, Inc. (The)	82,400	2,708,488
Office Depot, Inc. (a)	21,156	43,582
Penske Automotive Group, Inc.	187,900	3,006,400
TJX Companies, Inc. (The)	5,300	293,991
		6,832,138

Textiles, Apparel & Luxury Goods — 0.1%
Coach, Inc.	10,400	539,032
Hanesbrands, Inc. (a)	165,750	4,145,407
Nike, Inc.	2,200	188,122
		4,872,561

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp. (a)	96,650	180,735
Washington Mutual, Inc. (a)	33,600	2,453
		183,188

Tobacco — 0.1%
Altria Group, Inc.	36,150	969,182
Philip Morris International, Inc.	46,796	2,919,134
		3,888,316

Trading Companies & Distributors — 0.0%
United Rentals, Inc. (a)	70,000	1,178,800

Wireless Telecommunication Services — 0.1%
MetroPCS Communications, Inc. (a)	12,900	112,359
NII Holdings, Inc., Class B (a)	64,930	1,749,864
United States Cellular Corp. (a)	65,690	2,604,608
		4,466,831
		576,480,324

Foreign Common Stocks — 20.3%

Australia — 0.5%
Alumina Ltd.	2,466,202	3,448,281
Amcor Ltd.	144,311	949,592
AMP Ltd.	476,875	1,790,106
Australia and New Zealand Banking Group Ltd.	54,133	1,005,331
BHP Billiton Ltd.	26,815	890,928
DuluxGroup Ltd.	21,966	52,887
Fortescue Metals Group Ltd.	257,848	1,068,902
Iluka Resources Ltd.	58,820	687,706
Newcrest Mining Ltd.	39,378	1,297,687

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Orica Ltd.	21,933	$491,285
QBE Insurance Group Ltd.	234,330	2,875,130
Santos Ltd.	48,251	521,775
Telstra Corp. Ltd.	896,431	2,671,745
Tishman Speyer Office Fund (a)	7,170,965	3,799,624
		21,550,979

Austria — 0.1%
Andritz AG	3,338	273,695
Conwert Immobilien Invest SE	136,000	1,639,767
Oesterreichische Post AG	9,775	278,348
		2,191,810

Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	111,807	253,802

Belgium — 0.0%
Ageas, Strip VVPR (a) (c)	39,332	53
Anheuser-Busch InBev NV	27,879	1,478,518
		1,478,571

Bermuda — 0.1%
Lazard Ltd., Class A	105,712	2,230,523

Brazil — 0.3%
HRT Participacoes em Petroleo SA (a)	11,841	4,723,175
Petroleo Brasileiro SA - ADR	182,300	4,092,635
Redecard SA	157,900	2,149,842
Vale SA - ADR	104,945	2,203,845
		13,169,497

Canada — 1.5%
Ace Aviation Holdings, Inc., Class A (a) (c)	125,246	1,265,727
Agrium, Inc.	5,800	386,628
Bank of Montreal	25,869	1,444,784
Barrick Gold Corp.	56,400	2,643,195
BCE, Inc.	42,695	1,600,808
Bell Aliant, Inc. (b) (c) (e) (f)	1,558	41,109
Bombardier, Inc., Class B	1,260,011	4,412,864
Canadian Natural Resources Ltd.	110,400	3,241,729
Catalyst Paper Corp. (a)	352,814	31,985
Chorus Aviation, Inc.	8,875	32,522
Encana Corp.	83,800	1,612,984
Fairfax Financial Holdings Ltd.	20,500	7,860,192
First Quantum Minerals Ltd.	188,800	2,513,370
Fraser Papers, Inc. (a) (b) (c)	101,580	—
Goldcorp, Inc.	74,200	3,403,754
Groupe Aeroplan, Inc.	57,097	650,031
Husky Energy, Inc.	18,600	402,743
Imperial Oil Ltd. - NYSE Shares	66,995	2,406,424
Imperial Oil Ltd. - Toronto Shares	120,700	4,358,477
Kinross Gold Corp.	281,200	4,156,136
Nortel Networks Corp. (a)	22,767	603
Onex Corp.	43,945	1,369,638
Research In Motion Ltd. (a)	9,200	186,760
Rogers Communications, Inc., Class B - TSE Shares	229,296	7,848,886

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Suncor Energy, Inc.	133,829	$3,417,563
Teck Resources Ltd., Class B	83,709	2,443,466
Yellow Media, Inc.	25,361	3,751
		57,736,129

Chile — 0.1%
Enersis SA - SPADR	143,100	2,419,821

China — 0.2%
China Construction Bank Corp., Class H	4,825,080	2,879,163
China Real Estate Information Corp. - ADR (a)	267,900	1,318,068
China Shenhua Energy Co. Ltd.	604,500	2,368,583
Tsingtao Brewery Co. Ltd., Class H	554,000	2,993,757
		9,559,571

Denmark — 0.1%
Bang & Olufsen A/S, Class B (a)	9,300	101,541
Carlsberg A/S, Class B	9,868	585,329
Coloplast A/S, Class B	10,160	1,466,384
Danske Bank A/S (a)	18,694	262,022
GN Store Nord A/S (GN Great Nordic)	106,021	651,898
Novo Nordisk A/S, Class B	8,998	894,509
Topdanmark A/S (a)	1,198	187,381
Vestas Wind Systems A/S (a)	17,660	286,362
William Demant Holding A/S (a)	11,987	899,615
		5,335,041

Finland — 0.1%
Cargotec Oyj, B Shares	4,620	111,623
Kone Oyj, Class B	1,571	74,542
Metso Oyj	38,003	1,107,310
Nokia Oyj	21,630	122,521
Outokumpu Oyj	8,250	54,060
Sampo Oyj, Class A	71,427	1,788,944
Tieto Oyj	16,678	210,347
Wartsila Oyj Corp.	7,548	179,241
		3,648,588

France — 1.1%
Accor SA	200,000	5,323,414
Alcatel Lucent - SPADR (a)	39,116	110,698
Alstom SA	2,552	84,422
AXA SA	44,226	574,235
BNP Paribas	19,715	780,366
Carrefour SA (a)	434,231	9,878,369
Edenred	10,388	246,975
Eurofins Scientific	3,704	280,133
France Telecom SA	300,491	4,927,380
GDF Suez, Strip VVPR (a) (c)	9,765	13
Groupe Eurotunnel SA	76,639	648,422
Imerys SA	2,359	118,345
Lafarge SA	141,000	4,854,107
Legrand SA	36,461	1,136,673
Neopost SA	9,529	700,269
SA des Ciments Vicat	2,946	191,887
Sanofi-Aventis	69,573	4,568,098
Societe BIC SA	4,751	404,245

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Societe Generale, Class A	8,442	$221,193
Technip SA	2,537	203,031
Thales SA	16,587	518,333
Total SA	143,108	6,309,728
		42,080,336

Germany — 0.6%
Adidas AG	2,870	173,165
Alstria Office AG - REIT	231,234	2,682,647
Axel Springer AG	3,468	116,769
BASF SE	27,435	1,664,619
Bayer AG	2,831	155,580
Bayerische Motoren Werke AG	14,903	987,477
Celesio AG	4,652	61,407
Daimler AG	32,909	1,457,681
Deutsche Bank AG	4,971	173,200
Deutsche Telekom AG	324,148	3,813,035
E.ON AG	37,929	827,191
Fresenius Medical Care AG & Co.	32,320	2,189,649
GEA Group AG	6,495	151,758
Hannover Rueckversicherung AG	4,069	184,103
RWE AG	196,190	7,224,248
SAP AG	11,284	575,205
Siemens AG	3,645	329,297
		22,767,031

Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc (a)	130,831	249,375

Hong Kong — 1.3%
Asia Satellite Telecommunications Holdings Ltd.	47,000	90,531
Beijing Enterprises Holdings Ltd.	554,305	2,773,721
Cheung Kong Holdings Ltd.	656,000	7,022,611
China Mobile Ltd.	330,000	3,220,397
City Telecom HK Ltd. - ADR	5,300	50,085
Esprit Holdings Ltd.	566,369	690,745
First Pacific Co.	4,219,200	3,683,721
Henderson Land Development Co. Ltd.	251,846	1,118,810
Hong Kong & Shanghai Hotels Ltd. (The) (c)	1,112,948	1,520,086
Hong Kong Aircraft Engineering Co. Ltd.	55,600	698,974
i-Cable Communications Ltd. (a) (c)	2,031,000	106,604
Jardine Matheson Holdings Ltd.	216,600	9,790,285
Jardine Strategic Holdings Ltd.	380,500	9,960,850
Mandarin Oriental International Ltd.	253,000	342,756
Midland Holdings Ltd.	1,842,000	750,117
New World Development Ltd.	4,291,400	4,036,492
Next Media Ltd. (a)	1,930,000	176,700
Silver Grant International Ltd.	562,000	100,089
Sino-Forest Corp. (a) (b) (c)	177,500	226,978
SmarTone Telecommunications Holdings Ltd.	1,702,500	2,487,561
Television Broadcasts Ltd.	356,000	1,940,899
Wheelock & Co. Ltd.	562,000	1,642,910
		52,431,922

India — 0.2%
Axis Bank Ltd. - GDR	148,856	3,102,159
Reliance Industries Ltd. - GDR (f)	100,926	3,286,151
		6,388,310

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Indonesia — 0.2%
Bank Pan Indonesia Tbk PT (a) (c)	24,363,721	$1,769,960
Citra Marga Nusaphala Persada Tbk PT	326,000	55,287
Gudang Garam Tbk PT	32,000	187,545
Indofood Sukses Makmur Tbk PT	2,795,500	1,576,813
Matahari Putra Prima Tbk PT	7,430,400	783,473
Perusahaan Gas Negara (Persero) Tbk PT	6,520,000	1,939,939
Semen Gresik (Persero) Tbk PT	676,000	632,420
		6,945,437

Ireland — 0.1%
Anglo Irish Bank Corp Ltd. (c)	38,180	—
CRH plc - BATS Europe Shares	15,140	233,515
CRH plc - LSE Shares	113,145	1,765,556
DCC plc	14,536	364,667
Experian plc	49,028	551,576
Fyffes plc	145,079	73,723
Governor & Co. of the Bank of Ireland (The) (a)	3,170,931	326,461
Independent News & Media plc (a)	136,536	43,766
Irish Continental Group plc (UNIT)	9,896	189,333
Paddy Power plc	12,748	655,953
		4,204,550

Israel — 0.1%
Teva Pharmaceutical Industries Ltd. - SPADR	76,700	2,854,774

Italy — 0.3%
Banco Popolare Societa Cooperativa	25,884	42,628
Davide Campari-Milano SpA	28,457	207,550
Eni SpA	312,205	5,485,578
Fiat Industrial SpA (a)	101,222	754,747
Fiat SpA	101,222	547,058
Finmeccanica SpA	15,478	106,837
Intesa Sanpaolo SpA	67,161	104,940
Luxottica Group SpA	34,600	876,541
Luxottica Group SpA - SPADR	28,437	716,044
Saipem SpA	47,445	1,663,560
UniCredit SpA	241,066	256,536
		10,762,019

Japan — 5.8%
Alfresa Holdings Corp.	12,100	506,370
Astellas Pharma, Inc.	95,200	3,591,455
Bank of Yokohama Ltd. (The)	64,000	320,634
BML, Inc.	289,000	7,446,990
Canon, Inc.	69,700	3,155,462
Chiba Bank Ltd. (The)	49,000	339,078
Dai-ichi Life Insurance Co. Ltd. (The)	244	252,089
Daiichikosho Co. Ltd.	810,700	15,971,486
Dentsu, Inc.	17,700	559,783
Duskin Co. Ltd.	501,100	10,210,514
DyDo DRINCO, Inc.	174,800	6,760,019
East Japan Railway Co.	16,400	995,801

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

FP Corp.	145,800	$10,373,372
Fujitsu Frontech Ltd.	7,100	45,647
Fukuoka Financial Group, Inc.	110,000	460,383
Hitachi Chemical Co. Ltd.	22,100	363,100
Hitachi Ltd.	187,000	930,087
Hitachi Metals Ltd.	18,000	206,436
Hoshizaki Electric Co. Ltd.	81,100	1,973,319
Information Development Co.	7,100	45,997
Isetan Mitsukoshi Holdings Ltd.	51,000	514,678
JS Group Corp.	38,900	1,089,608
JX Holdings, Inc.	64,200	360,330
Kao Corp.	497,400	13,835,943
Kawasaki Heavy Industries Ltd.	66,000	167,980
Kinden Corp.	39,000	336,001
Kirin Holdings Co. Ltd.	29,000	378,594
Kyowa Hakko Kirin Co. Ltd.	37,000	411,972
Marui Group Co. Ltd.	40,500	304,338
Meiko Network Japan Co. Ltd.	269,100	2,592,694
Miraca Holdings, Inc.	212,200	9,328,484
Mitsubishi Corp.	21,600	439,877
Mitsubishi Estate Co. Ltd.	773,334	12,515,770
Mitsubishi Heavy Industries Ltd.	31,000	130,361
Mitsubishi UFJ Financial Group, Inc.	207,300	931,724
Mitsui & Co. Ltd.	2,000	28,948
MOSHI MOSHI HOTLINE, Inc.	1,051,400	10,259,371
MS&AD Insurance Group Holdings	22,700	491,994
Namco Bandai Holdings, Inc.	29,950	404,612
Nintendo Co. Ltd.	31,400	4,573,669
Nippon Meat Packers, Inc.	34,000	441,637
Nippon Suisan Kaisha Ltd.	64,300	242,691
Nippon Telegraph & Telephone Corp.	27,000	1,297,639
NISSIN FOODS HOLDINGS CO. Ltd.	282,400	11,378,452
NKSJ Holdings, Inc.	625,500	13,818,383
Noritake Co. Ltd.	15,000	53,076
NSK Ltd.	25,000	183,498
NTT Data Corp.	187	576,948
NTT DoCoMo, Inc.	203	370,049
Obayashi Corp.	108,000	535,267
OLYMPUS Corp.	423,700	13,079,170
OMRON Corp.	18,700	366,264
Onward Holdings Co. Ltd.	38,000	300,799
Otsuka Holdings Co. Ltd.	15,300	418,427
Panasonic Corp.	23,900	230,998
Ryosan Co. Ltd.	4,600	101,484
Sansei Yusoki Co. Ltd.	457,500	2,320,589
Secom Co. Ltd.	277,600	13,346,638
Sekisui House Ltd.	45,000	424,127
Seven & I Holdings Co. Ltd.	229,080	6,430,744
Seven Bank Ltd.	5,570	10,840,992
Shimizu Corp.	84,000	370,225
Shiseido Co. Ltd.	22,000	426,087
Sony Corp.	3,100	59,493
Sumitomo Chemical Co. Ltd.	201,000	773,068
Sumitomo Electric Industries Ltd.	82,800	968,851
Sumitomo Forestry Co. Ltd.	40,200	349,936
Sumitomo Mitsui Financial Group, Inc.	33,200	936,974
Taiyo Nippon Sanso Corp.	28,000	194,569
TOKAI Corp. - Gifu	143,300	3,279,586
Tokio Marine Holdings, Inc.	295,100	7,480,361
Tokyo Electric Power Co., Inc. (The) (a)	18,500	56,764

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Tokyo Electron Ltd.	12,000	$543,587
Tokyo Gas Co. Ltd.	204,000	950,240
Tokyo Ohka Kogyo Co. Ltd.	8,000	161,134
Toppan Forms Co. Ltd.	11,400	91,013
Toyo Seikan Kaisha Ltd.	27,700	419,513
Toyo Suisan Kaisha Ltd.	13,000	356,244
Toyota Motor Corp.	35,700	1,220,384
Trend Micro, Inc.	90,900	2,837,330
West Japan Railway Co.	13,500	578,940
Yamada Denki Co. Ltd.	7,090	495,007
Yamatake Corp.	9,900	211,685
Yamato Holdings Co. Ltd.	48,300	879,072
Yaskawa Electric Corp.	5,000	37,715
ZOJIRUSHI Corp.	846,000	2,963,695
		227,004,315

Luxembourg — 0.1%
APERAM	2,240	32,388
ArcelorMittal	44,814	715,726
ArcelorMittal - NYSE Shares	30,500	485,255
GAGFAH SA	601,846	3,659,318
Oriflame Cosmetics SA - SDR	2,718	98,093
		4,990,780

Malaysia — 0.3%
AMMB Holdings Berhad	1,194,575	2,127,244
British American Tobacco Malaysia Berhad	53,100	741,355
Carlsberg Brewery Malaysia Berhad	144,200	289,867
CIMB Group Holdings Berhad	1,855,938	4,025,296
Genting Malaysia Berhad	3,311,000	3,599,091
Malaysian Airline System Berhad (a)	974,100	403,346
Multi-Purpose Holdings Berhad	546,150	404,619
Sime Darby Berhad	694,406	1,806,537
		13,397,355

Mexico — 0.1%
America Movil SA de CV, Series L - ADR	15,994	353,148
Cemex SAB de CV - SPADR (a)	749,531	2,368,518
Telefonos de Mexico SAB de CV, Series L - SPADR	4,650	69,517
		2,791,183

Mongolia — 0.1%
Mongolian Mining Corp. (a)	2,201,000	1,964,659

Netherlands — 0.6%
Akzo Nobel NV	4,575	202,251
ASML Holding NV	5,114	177,702
Heineken NV	27,517	1,229,720
ING Groep NV - CVA (a)	345,052	2,428,480
Koninklijke (Royal) KPN NV	98,054	1,290,836
Koninklijke (Royal) Philips Electronics NV	234,784	4,202,796
Koninklijke Ahold NV	277,770	3,266,069
Koninklijke Boskalis Westminster NV - CVA	27,788	854,880
LyondellBasell Industries NV, Class A	49,300	1,204,399
Randstad Holding NV	4,222	134,681
Reed Elsevier NV	180,460	1,973,377
Royal Dutch Shell plc, Class A - BATS Europe Shares	673	20,873

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Royal Dutch Shell plc, Class A - Quote MTF Shares	135,349	$4,202,411
Royal Dutch Shell plc, Class B	53,650	1,666,358
TNT Express NV	3,927	27,096
TNT NV	4,132	18,094
Wolters Kluwer NV	32,830	531,648
		23,431,671

New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd.	104,706	207,052

Norway — 0.2%
DNB NOR ASA	68,013	678,989
Norwegian Property ASA	1,812,300	2,415,157
Statoil ASA - SPADR	183,400	3,952,270
StatoilHydro ASA	26,142	558,572
Storebrand ASA	19,430	97,601
		7,702,589

Papua New Guinea — 0.0%
Oil Search Ltd.	361,856	1,952,868

Peru — 0.1%
Cia de Minas Buenaventura SA - ADR	81,900	3,090,906

Philippines (The) — 0.4%
ABS-CBN Holdings Corp. - PDR (c)	4,082,800	3,128,046
Ayala Corp.	777,359	5,122,043
Banco de Oro Unibank, Inc.	303,400	351,194
Benpres Holdings Corp.	10,425,974	1,039,698
DMCI Holdings, Inc.	1,526,000	1,201,044
Globe Telecom, Inc.	128,900	2,603,861
Jollibee Foods Corp.	881,090	1,694,275
		15,140,161

Russia — 0.1%
Gazprom OAO - SPADR	8,800	84,040
Lukoil OAO - SPADR	51,600	2,589,804
		2,673,844

Singapore — 0.4%
CapitaLand Ltd.	2,969,644	5,535,985
Genting Singapore plc (a)	318,516	370,152
Global Yellow Pages Singapore Ltd. (c)	511,000	38,867
Great Eastern Holdings Ltd. (c)	220,000	2,070,474
GuocoLeisure Ltd.	1,897,000	841,181
Singapore Telecommunications Ltd.	1,210,000	2,921,430
STATS ChipPAC Ltd. (a) (c)	2,636,000	926,391
United Industrial Corp. Ltd.	113,000	229,322
United Overseas Bank Ltd.	256,414	3,300,447
Yanlord Land Group Ltd.	2,560,246	1,367,795
		17,602,044

South Africa — 0.5%
Anglo Platinum Ltd.	46,620	3,186,310
AngloGold Ashanti Ltd.	6,085	252,415

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

AngloGold Ashanti Ltd. - SPADR	39,158	$1,619,575
City Lodge Hotels Ltd.	16,093	124,490
Clicks Group Ltd.	112,761	523,041
Discovery Holdings Ltd.	18,458	90,383
FirstRand Ltd.	413,693	999,048
Gold Fields Ltd.	114,619	1,762,122
Hosken Consolidated Investments Ltd. (c)	448,718	4,576,991
JD Group Ltd.	103,455	488,105
MMI Holdings Ltd.	69,817	146,725
Mondi Ltd.	3,148	22,313
Mpact Ltd. (a)	3,909	6,367
Nedbank Group Ltd.	73,488	1,242,107
RMB Holdings Ltd.	395,886	1,237,802
RMI Holdings	395,886	612,796
Sasol Ltd. - SPADR	19,100	775,460
Sun International Ltd.	107,391	1,075,290
		18,741,340

South Korea — 0.1%
KB Financial Group, Inc.	33,183	1,083,741
Korea Electric Power Corp. (a)	710	12,512
POSCO	155	47,655
Samsung Electronics Co. Ltd.	4,879	3,417,804
SK Telecom Co. Ltd.	914	115,115
		4,676,827

Spain — 0.7%
Acciona SA	8,012	676,332
Acerinox SA	50,855	571,854
ACS, Actividades de Construccion y Servicios SA	236,000	8,327,080
Banco Santander SA	140,242	1,146,484
Banco Santander SA - SPADR	5,507	44,276
Distribuidora Internacional de Alimentacion SA (a)	24,640	97,033
Ferrovial SA	419,000	4,786,336
Iberdrola SA (a)	322,886	2,185,119
Inditex SA	10,715	917,608
Inmobiliaria Colonial SA (a)	700,212	2,827,165
Mediaset Espana Comunicacion SA	59,783	339,444
Telefonica SA	236,893	4,541,547
Viscofan SA	15,619	563,113
		27,023,391

Sweden — 0.1%
Assa Abloy AB, Class B	60,666	1,248,918
CDON Group AB (a)	4,879	17,820
Hoganas AB, Class B	12,410	330,190
Modern Times Group AB, Class B	4,879	194,797
Nordea Bank AB	40,562	327,752
Svenska Handelsbanken AB, Class A	41,529	1,055,759
Swedish Match AB	24,334	805,190
Telefonaktiebolaget LM Ericsson, Class B	113,720	1,089,621
		5,070,047

Switzerland — 0.6%
ABB Ltd. (a)	5,700	97,343
ACE Ltd.	9,300	563,580
Adecco SA (a)	18,667	731,986
Clariant AG (a)	35,784	321,624

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Compagnie Financiere Richemont SA	22,792	$1,011,753
Geberit AG (a)	6,022	1,107,056
Glencore International plc	573,738	3,551,014
Helvetia Holding AG	459	139,537
Logitech International SA (a)	23,325	179,228
Nestle SA	9,654	530,684
Noble Corp. (a)	42,900	1,259,115
Novartis AG	117,219	6,541,940
Roche Holding AG	12,121	1,950,047
SGS SA	1,336	2,026,145
Sonova Holding AG (a)	4,504	406,433
Swiss Re Ltd.	2,991	139,207
Tyco International Ltd.	4,900	199,675
UBS AG (a)	123,573	1,406,665
Zurich Financial Services AG (a)	14,203	2,940,390
		25,103,422

Taiwan — 0.3%
Chunghwa Telecom Co. Ltd.	120,000	399,317
Chunghwa Telecom Co. Ltd. - ADR	92,961	3,067,713
Taiwan Semiconductor Manufacturing Co. Ltd.	2,623,243	5,943,640
Uni-President Enterprises Corp.	362,756	466,994
		9,877,664

Thailand — 0.3%
Advanced Info Service PCL	359,000	1,478,269
Bangkok Bank PCL	411,800	1,923,910
Big C Supercenter PCL	50,600	183,941
GMM Grammy PCL (c)	1,071,500	599,778
Kasikornbank PCL	653,400	2,501,354
Land and Houses PCL	3,179,100	674,990
Matichon PCL (c)	115,200	24,459
MBK PCL (c)	509,400	1,503,537
Siam Cement PCL	213,200	2,139,888
Thanachart Capital PCL	1,536,500	1,346,940
		12,377,066

Turkey — 0.1%
Turkiye Garanti Bankasi A/S	580,047	2,248,941
Turkiye Garanti Bankasi A/S - ADR	165,200	643,223
		2,892,164

United Kingdom — 2.5%
Admiral Group plc	21,315	417,895
AMEC plc	17,896	225,092
Anglo American plc - JSE Shares	3,089	106,526
Anglo American plc - LSE Shares	36,504	1,237,115
Atrium European Real Estate Ltd.	134,585	646,017
Aviva plc	22,509	106,358
BAE Systems plc	188,438	776,874
Barclays plc	241,496	592,831
Barratt Developments plc (a)	52,977	64,144
Berkeley Group Holdings plc (UNIT) (a)	15,250	281,578
BG Group plc	306,351	5,833,628
BHP Billiton plc	96,068	2,545,607
BP plc	1,167,021	6,999,682
BP plc - SPADR	124,700	4,497,929

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

British American Tobacco plc	3,090	$130,970
British Sky Broadcasting Group plc	22,265	228,588
Bunzl plc	56,861	675,359
Cable & Wireless Communications plc	614,935	354,032
Cable & Wireless Worldwide	436,637	208,887
Capita Group plc	129,082	1,410,860
Carnival plc	28,622	885,672
Carphone Warehouse Group plc	31,654	165,457
Centrica plc	35,432	162,879
Close Brothers Group plc	10,660	108,863
Compass Group plc	161,665	1,307,300
Daily Mail & General Trust NV, Class A	17,468	98,417
Devro plc	82,023	300,068
Diageo plc	87,276	1,660,493
Eurocastle Investment Ltd. (a)	83,992	6,680
G4S plc	166,312	689,563
Galiform plc (a)	421,225	670,023
GlaxoSmithKline plc	392,873	8,111,444
Hays plc	157,398	168,888
HMV Group plc	65,314	5,057
Homeserve plc	77,404	552,296
Horizon Acquisition Co. plc (a)	62,721	1,103,265
HSBC Holdings plc	13,877	105,761
ICAP plc	122,328	777,561
IG Group Holdings plc	48,840	337,482
Informa plc	156,114	793,833
International Personal Finance	139,535	480,968
Intertek Group plc	64,270	1,842,716
Invensys plc	436,180	1,515,872
ITV plc (a)	551,557	506,070
Jupiter Fund Management plc	55,740	169,151
Ladbrokes plc	93,614	172,855
Lloyds Banking Group plc (a)	4,274,853	2,266,784
Michael Page International plc	147,053	836,534
Millennium & Copthorne Hotels plc	26,536	164,941
Mondi plc	9,680	70,178
National Express Group plc	34,626	125,204
Next plc	9,360	366,374
Northgate plc (a)	15,092	58,638
Orient-Express Hotels Ltd., Class A (a)	157,700	1,089,707
Paragon Group of Cos. plc	113,162	269,551
Petrofac Ltd.	6,592	121,959
Provident Financial plc	45,496	706,918
Reckitt Benckiser Group plc	33,122	1,674,546
Reed Elsevier plc	80,479	613,100
Rexam plc	111,098	532,789
Rightmove plc	53,697	997,744
Rio Tinto plc	23,867	1,054,084
Rolls-Royce Holdings plc (a)	245,916	2,254,746
Royal Bank of Scotland Group plc (a)	392,103	140,373
RSA Insurance Group plc	99,209	170,171
Sage Group plc	259,299	1,028,095
Smith & Nephew plc	17,982	161,669
Smiths Group plc	35,102	540,801
Songbird Estates plc (a)	2,135,816	3,859,151
Sportingbet plc	360,308	258,992
Stagecoach Group plc	195,609	745,823
Sthree plc	44,142	156,667
TalkTalk Telecom Group plc	95,884	188,406
Tesco plc	239,650	1,401,821

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011
	Number of Shares	Value

Thomas Cook Group plc	440,832	$270,601
Tui Travel plc	186,039	428,696
Unilever plc	163,856	5,132,914
Vedanta Resources plc	184,862	3,147,956
Vodafone Group plc	1,720,811	4,443,729
Vodafone Group plc - SPADR	121,000	3,103,650
WH Smith plc	20,155	154,781
Willis Group Holdings plc	272,080	9,351,390
Wolseley plc	13,905	346,140
WPP plc	65,487	603,931
		98,878,160
		794,847,594
Total Common Stocks
(Cost $1,444,058,526)		1,371,327,918

	Interest Rate	Maturity Date	Principal Amount	Value
Convertible Bonds — 0.1%

Communications — 0.0%
Leap Wireless International, Inc.	4.500%	07/15/14	500,000	443,125

Consumer, Cyclical — 0.1%
AMR Corp.	6.250%	10/15/14	137,000	81,001
Chesapeake Energy Corp.	2.500%	05/15/37	660,000	609,675
Ford Motor Co.	4.250%	11/15/16	85,000	110,394
				801,070

Consumer, Non-cyclical — 0.0%
Amylin Pharmaceuticals, Inc.	3.000%	06/15/14	365,000	324,850

Diversified — 0.0%
Level 3 Communications, Inc.	6.500%	10/01/16	338,000	479,960
Sotheby's	3.125%	06/15/13	107	121
US Airways Group, Inc.	7.250%	05/15/14	56,000	81,130
				561,211

Financial — 0.0%
SL Green Realty Corp. - REIT (f)	3.000%	03/30/27	318,000	315,615
Total Convertible Bonds
(Cost $2,172,964)				2,445,871

Subordinated Convertible Notes — 0.0%

Financial — 0.0%
Eurocastle Investment Ltd. (b) (c) (e)
(Cost $234,881)	20.000%	09/30/19	168,000	45,016

Corporate Bonds — 1.9%

Basic Materials — 0.1%
Ashland, Inc.	9.125%	06/01/17	430,000	475,687
Cascades, Inc.	7.875%	01/15/20	465,000	437,100
CF Industries, Inc.	6.875%	05/01/18	105,000	117,206
CF Industries, Inc.	7.125%	05/01/20	350,000	398,562

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
Clearwater Paper Corp.	7.125%	11/01/18	$115,000	$114,138
Ferro Corp.	7.875%	08/15/18	205,000	205,000
FMG Resources August 2006 Pty Ltd. (f)	7.000%	11/01/15	920,000	855,600
Georgia-Pacific LLC (f)	5.400%	11/01/20	215,000	218,723
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.000%	11/15/20	255,000	186,788
Momentive Performance Materials, Inc.	9.000%	01/15/21	341,000	233,585
Neenah Paper, Inc.	7.375%	11/15/14	390,000	382,200
				3,624,589

Communications — 0.3%
Catalina Marketing Corp. (f)	10.500%	10/01/15	475,000	458,375
CCO Holdings LLC/CCO Holdings Capital Corp.	7.250%	10/30/17	700,000	700,000
CCO Holdings LLC/CCO Holdings Capital Corp.	7.875%	04/30/18	670,000	681,725
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	04/30/20	110,000	114,400
Cengage Learning Acquisitions, Inc. (f)	10.500%	01/15/15	405,000	259,200
Checkout Holding Corp. (f) (g)	0.000%	11/15/15	255,000	138,975
Cricket Communications, Inc.	10.000%	07/15/15	370,000	367,225
CSC Holdings, Inc.	7.875%	02/15/18	975,000	1,023,750
DISH DBS Corp. (f)	6.750%	06/01/21	435,000	415,425
eAccess Ltd. (f)	8.250%	04/01/18	220,000	201,300
EH Holding Corp. (f)	6.500%	06/15/19	485,000	466,812
Equinix, Inc.	7.000%	07/15/21	225,000	224,156
Frontier Communications Corp.	8.250%	05/01/14	240,000	247,500
Frontier Communications Corp.	7.875%	04/15/15	305,000	305,762
Frontier Communications Corp.	8.250%	04/15/17	550,000	533,500
Frontier Communications Corp.	7.125%	03/15/19	190,000	180,975
Frontier Communications Corp.	8.500%	04/15/20	135,000	130,950
GCI, Inc.	6.750%	06/01/21	180,000	169,650
Intelsat Jackson Holdings SA (f)	7.250%	04/01/19	270,000	250,425
Intelsat Jackson Holdings SA (f)	8.500%	11/01/19	290,000	283,475
Intelsat Jackson Holdings SA (f)	7.500%	04/01/21	535,000	497,550
Intelsat Luxembourg SA	11.500%	02/04/17	295,839	254,422
Intelsat Luxembourg SA Series (f)	11.500%	02/04/17	250,000	215,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	8.500%	10/15/15	710,000	706,450
MetroPCS Wireless, Inc.	7.875%	09/01/18	355,000	344,350
MetroPCS Wireless, Inc.	6.625%	11/15/20	490,000	431,200
Quebecor Media, Inc.	7.750%	03/15/16	1,070,000	1,070,000
SBA Telecommunications, Inc.	8.000%	08/15/16	165,000	172,838
Sinclair Television Group, Inc. (f)	9.250%	11/01/17	305,000	320,250
Sitel LLC/Sitel Finance Corp.	11.500%	04/01/18	225,000	177,750
Sorenson Communications, Inc. (f)	10.500%	02/01/15	600,000	348,000
Syniverse Holdings, Inc.	9.125%	01/15/19	430,000	421,400
Virgin Media Finance plc	9.500%	08/15/16	470,000	507,600
West Corp. (f)	7.875%	01/15/19	430,000	404,200
Wind Acquisition Finance SA (f)	11.750%	07/15/17	320,000	272,000
Windstream Corp.	8.625%	08/01/16	101,000	104,030
Windstream Corp.	8.125%	09/01/18	200,000	201,500
Windstream Corp.	7.750%	10/15/20	355,000	346,125
WireCo WorldGroup, Inc. (f)	9.750%	05/15/17	175,000	176,750
				14,124,995

Consumer, Cyclical — 0.3%
Accuride Corp.	9.500%	08/01/18	159,000	146,280
Affinia Group, Inc.	9.000%	11/30/14	265,000	255,725
Affinia Group, Inc. (f)	10.750%	08/15/16	333,000	339,660
AMC Entertainment, Inc.	9.750%	12/01/20	360,000	325,800
ArvinMeritor, Inc.	8.125%	09/15/15	475,000	420,375
ArvinMeritor, Inc.	10.625%	03/15/18	415,000	399,438
Blockbuster, Inc. (a) (b) (c) (h)	9.000%	09/01/12	344,000	—
Caesars Entertainment Operating Co. Inc.	11.250%	06/01/17	655,000	660,731
Chrysler Group LLC/CG Co-Issuer, Inc. (f)	8.000%	06/15/19	395,000	308,100

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value
CityCenter Holdings LLC/CityCenter Finance Corp. (f)	7.625%	01/15/16	$110,000	$103,400
Continental Airlines, Inc.	9.798%	04/01/21	452,704	450,440
CVS Caremark Corp. (VRN)	6.302%	06/01/37	415,000	401,512
Easton-Bell Sports, Inc.	9.750%	12/01/16	425,000	444,125
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	05/01/21	271,000	230,350
Ford Motor Co.	7.450%	07/16/31	700,000	790,216
Hanesbrands, Inc.	6.375%	12/15/20	350,000	339,500
Macy's Retail Holdings, Inc.	5.900%	12/01/16	990,000	1,086,549
Macy's Retail Holdings, Inc.	7.000%	02/15/28	25,000	27,035
Macy's Retail Holdings, Inc.	6.700%	09/15/28	25,000	26,844
MGM Resorts International	11.125%	11/15/17	175,000	192,063
MGM Resorts International	9.000%	03/15/20	265,000	275,269
Michaels Stores, Inc.	7.750%	11/01/18	520,000	486,200
NAI Entertainment Holdings LLC (f)	8.250%	12/15/17	101,000	104,030
Peninsula Gaming LLC	8.375%	08/15/15	400,000	398,000
Rite Aid Corp.	10.375%	07/15/16	590,000	603,275
Starwood Hotels & Resorts Worldwide, Inc.	7.150%	12/01/19	185,000	198,875
Tenneco, Inc.	8.125%	11/15/15	50,000	51,000
Tenneco, Inc.	7.750%	08/15/18	100,000	100,500
TRW Automotive, Inc. (f)	7.250%	03/15/17	750,000	787,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.750%	08/15/20	445,000	467,250
				10,420,042

Consumer, Non-cyclical — 0.2%
ACCO Brands Corp.	10.625%	03/15/15	255,000	274,125
Alere, Inc.	9.000%	05/15/16	345,000	329,475
American Renal Holdings	8.375%	05/15/18	395,000	396,975
ARAMARK Corp.	8.500%	02/01/15	160,000	162,000
ARAMARK Holdings Corp. (f)	8.625%	05/01/16	245,000	241,325
BioScrip, Inc.	10.250%	10/01/15	345,000	345,000
Cenveo Corp.	7.875%	12/01/13	270,000	189,000
CHS/Community Health Systems, Inc.	8.875%	07/15/15	615,000	604,237
Constellation Brands, Inc.	7.250%	09/01/16	380,000	399,000
Deluxe Corp.	7.375%	06/01/15	95,000	94,050
Fresenius Medical Care US Finance, Inc. (f)	6.500%	09/15/18	90,000	91,350
HCA, Inc.	6.375%	01/15/15	635,000	617,537
HCA, Inc.	6.500%	02/15/20	1,280,000	1,251,200
Healthsouth Corp.	7.250%	10/01/18	400,000	380,000
Iron Mountain, Inc.	7.750%	10/01/19	205,000	203,463
National Money Mart Co.	10.375%	12/15/16	35,000	35,875
Radiation Therapy Services, Inc.	9.875%	04/15/17	380,000	323,950
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (f)	7.875%	08/15/19	160,000	154,400
Service Corp. International	6.750%	04/01/16	550,000	563,750
Service Corp. International	7.000%	05/15/19	440,000	444,400
Service Corp. International/US	7.625%	10/01/18	86,000	90,945
Speedy Cash, Inc. (f)	10.750%	05/15/18	300,000	302,250
STHI Holding Corp. (f)	8.000%	03/15/18	80,000	77,200
Tenet Healthcare Corp.	10.000%	05/01/18	675,000	730,687
Valeant Pharmaceuticals International (f)	6.750%	08/15/21	395,000	342,169
Yankee Candle Company	9.750%	02/15/17	29,000	26,753
				8,671,116

Diversified — 0.0%
Reynolds Group Escrow (f)	7.750%	10/15/16	240,000	240,600

Energy — 0.2%
Alpha Natural Resources, Inc.	6.000%	06/01/19	145,000	135,212
Alpha Natural Resources, Inc.	6.250%	06/01/21	96,000	89,640
Antero Resources Finance Corp.	9.375%	12/01/17	325,000	338,000

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Antero Resources Finance Corp. (f)	7.250%	08/01/19	$220,000	$209,000
Aquilex Holdings LLC/Aquilex Finance Corp.	11.125%	12/15/16	150,000	66,000
Arch Coal, Inc.	7.250%	10/01/20	160,000	153,600
Basic Energy Services, Inc. (f)	7.750%	02/15/19	405,000	384,750
Berry Petroleum Co.	10.250%	06/01/14	350,000	392,000
El Paso Corp.	7.000%	06/15/17	735,000	823,323
El Paso Corp.	6.500%	09/15/20	405,000	432,499
Energy Transfer Equity LP	7.500%	10/15/20	500,000	513,750
Harvest Operations Corp. (f)	6.875%	10/01/17	595,000	595,000
Kinder Morgan Finance Co. LLC (f)	6.000%	01/15/18	211,000	208,890
Newfield Exploration Co.	6.625%	04/15/16	385,000	388,850
Newfield Exploration Co.	7.125%	05/15/18	95,000	98,325
Newfield Exploration Co.	5.750%	01/30/22	285,000	281,794
Peabody Energy Corp.	7.375%	11/01/16	585,000	642,769
Peabody Energy Corp.	6.500%	09/15/20	285,000	299,606
Petroleum Development Corp.	12.000%	02/15/18	50,000	53,500
Pioneer Natural Resources Co.	6.650%	03/15/17	480,000	513,835
Pioneer Natural Resources Co.	6.875%	05/01/18	475,000	509,860
Range Resources Corp.	6.750%	08/01/20	290,000	308,850
Range Resources Corp.	5.750%	06/01/21	480,000	498,000
Rosetta Resources, Inc.	9.500%	04/15/18	275,000	280,500
Sevan Marine ASA (f)	12.000%	08/10/15	400,000	272,000
Thermon Industries, Inc.	9.500%	05/01/17	376,000	391,040
				8,880,593

Financial — 0.4%
Ally Financial, Inc.	7.500%	09/15/20	505,000	457,025
CIT Group, Inc.	7.000%	05/01/15	913	906
CIT Group, Inc. (f)	7.000%	05/04/15	116,000	115,130
CIT Group, Inc.	7.000%	05/01/16	856	830
CIT Group, Inc. (f)	7.000%	05/02/16	194,000	188,180
CIT Group, Inc.	7.000%	05/01/17	799	775
CIT Group, Inc. (f)	7.000%	05/02/17	1,767,000	1,713,990
CIT Group, Inc. (f)	6.625%	04/01/18	232,000	230,840
Community Choice Financial, Inc. (f)	10.750%	05/01/19	465,000	451,050
Credit Acceptance Corp.	9.125%	02/01/17	415,000	408,775
Dolphin Subsidiary II, Inc. (f)	7.250%	10/15/21	290,000	281,300
Entertainment Properties Trust - REIT	7.750%	07/15/20	1,750,000	1,872,500
Fibria Overseas Finance Ltd. (f)	7.500%	05/04/20	233,000	219,020
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,125,000	1,227,611
Ford Motor Credit Co. LLC	8.125%	01/15/20	450,000	510,503
Hartford Financial Services Group, Inc. (VRN)	8.125%	06/15/38	725,000	681,500
Host Hotels & Resorts LP - REIT	6.875%	11/01/14	500,000	493,750
Host Hotels & Resorts, Inc. - REIT	6.000%	11/01/20	235,000	228,538
International Lease Finance Corp.	5.650%	06/01/14	825,000	765,188
International Lease Finance Corp.	8.625%	09/15/15	610,000	605,425
International Lease Finance Corp.	5.750%	05/15/16	216,000	191,984
International Lease Finance Corp.	6.250%	05/15/19	455,000	395,482
LBG Capital NO. 1 plc (f)	7.875%	11/01/20	945,000	685,125
NB Capital Trust IV	8.250%	04/15/27	600,000	556,500
Offshore Group Investments Ltd.	11.500%	08/01/15	330,000	339,900
Offshore Group Investments Ltd. (f)	11.500%	08/01/15	60,000	61,800
Provident Funding Associates (f)	10.250%	04/15/17	785,000	765,375
SLM Corp.	6.250%	01/25/16	230,000	225,753
SLM Corp.	8.450%	06/15/18	354,000	368,219
SLM Corp.	8.000%	03/25/20	156,000	154,003
TMX Finance LLC/TitleMax Finance Corp.	13.250%	07/15/15	350,000	376,250
TMX Finance LLC/TitleMax Finance Corp. (f)	13.250%	07/15/15	170,000	182,750
				14,755,977

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Industrial — 0.2%
ACL I Corp. (f)	11.250%	02/15/16	$443,887	$346,232
Ball Corp.	7.125%	09/01/16	50,000	52,500
Ball Corp.	7.375%	09/01/19	70,000	73,850
Ball Corp.	5.750%	05/15/21	421,000	409,422
BE Aerospace, Inc.	6.875%	10/01/20	510,000	531,675
Case New Holland, Inc. (f)	7.875%	12/01/17	775,000	825,375
CPM Holdings, Inc.	10.625%	09/01/14	380,000	402,800
Crown Americas LLC / Crown Americas Capital Corp. II	7.625%	05/15/17	355,000	375,412
Crown Americas LLC/Crown Americas Capital Corp. III (f)	6.250%	02/01/21	160,000	160,000
Darling International, Inc.	8.500%	12/15/18	155,000	167,013
Esterline Technologies Corp.	7.000%	08/01/20	60,000	61,650
Harland Clarke Holdings Corp.	9.500%	05/15/15	390,000	288,600
Huntington Ingalls Industries, Inc. (f)	6.875%	03/15/18	406,000	377,580
Huntington Ingalls Industries, Inc. (f)	7.125%	03/15/21	225,000	208,688
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	01/15/17	385,000	371,044
Owens Corning, Inc.	9.000%	06/15/19	360,000	425,047
Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	360,000	374,400
SPX Corp.	7.625%	12/15/14	465,000	497,550
TransDigm, Inc.	7.750%	12/15/18	615,000	625,762
				6,574,600

Technology — 0.1%
CDW Escrow Corp. (f)	8.500%	04/01/19	432,000	380,160
CDW LLC/CDW Finance Corp.	11.000%	10/12/15	7,000	6,983
CDW LLC/CDW Finance Corp.	11.500%	10/12/15	7,268	7,250
CDW LLC/CDW Finance Corp. (f)	8.000%	12/15/18	315,000	308,700
First Data Corp. (f)	8.250%	01/15/21	190,000	150,100
First Data Corp. (f)	8.750%	01/15/22	190,000	150,100
Freescale Semiconductor, Inc.	8.875%	12/15/14	107,000	108,605
Freescale Semiconductor, Inc. (f)	9.250%	04/15/18	325,000	333,937
Freescale Semiconductor, Inc.	10.750%	08/01/20	67,000	67,000
IMS Health, Inc. (f)	12.500%	03/01/18	420,000	462,000
Mantech International Corp.	7.250%	04/15/18	200,000	198,000
Seagate HDD Cayman	6.875%	05/01/20	425,000	391,000
Seagate Technology HDD Holdings, Inc.	6.800%	10/01/16	505,000	502,475
SunGard Data Systems, Inc.	10.250%	08/15/15	330,000	333,300
SunGard Data Systems, Inc.	7.375%	11/15/18	341,000	317,130
SunGard Data Systems, Inc.	7.625%	11/15/20	195,000	181,350
				3,898,090

Utilities — 0.1%
AES Corp. (The)	8.000%	10/15/17	735,000	738,675
Calpine Corp. (f)	7.500%	02/15/21	325,000	310,375
GenOn Energy Inc.	7.875%	06/15/17	420,000	386,400
Intergen NV (f)	9.000%	06/30/17	525,000	534,188
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (f)	11.500%	10/01/20	405,000	324,000
				2,293,638

Total Corporate Bonds
(Cost $73,579,824)				73,484,240

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Asset-Backed Securities — 0.5%
Aames Mortgage Investment Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.940%	10/25/35	$1,500,000	$1,318,539
Ace Securities Corp., Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.565%	11/25/35	400,000	286,461
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP)	4.780%	06/25/35	1,445,255	1,387,546
Bear Stearns Asset Backed Securities Trust
Ser. 2005-4, Class M1 (FRN) (STEP)	0.735%	01/25/36	4,135,189	3,563,785
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.455%	12/25/35	255,671	247,231
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)	0.555%	10/25/35	265,833	242,958
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP)	0.795%	04/25/34	293,688	227,337
Ser. 2004-12, Class MV3 (FRN) (STEP)	0.895%	03/25/35	2,400,000	1,809,247
Ser. 2005-1, Class MV2 (FRN) (STEP)	0.675%	07/25/35	640,854	591,237
Ser. 2005-4, Class MV2 (FRN) (STEP)	0.715%	10/25/35	3,500,000	2,737,273
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2, Class M1 (FRN) (STEP)	0.675%	04/25/36	47,584	41,413
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (c)	1.330%	07/19/44	96,008	20,822
FBR Securitization Trust, Ser. 2005-2, Class AV31 (FRN) (STEP)	0.775%	09/25/35	7,753	7,740
First Franklin Mortgage Loan Asset Backed Certificates
Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.555%	11/25/35	301,825	234,079
Ser. 2005-FF5, Class M1 (FRN) (STEP)	0.685%	03/25/35	909,230	848,892
Home Equity Asset Trust, Ser. 2006-8, Class 2A1 (FRN) (STEP)	0.285%	03/25/37	38,989	38,889
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN)	0.425%	01/25/36	536,653	442,463
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.485%	03/25/36	822,859	594,740
Long Beach Mortgage Loan Trust
Ser. 2005-1, Class M2 (FRN) (STEP)	0.765%	02/25/35	2,500,000	1,789,128
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.515%	08/25/45	668,267	642,934
Ser. 2005-WL2, Class M1 (FRN) (STEP)	0.705%	08/25/35	400,000	310,080
Ser. 2006-4, Class 2A3 (FRN) (c)	0.395%	05/25/36	907,403	272,945
Morgan Stanley ABS Capital I
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.315%	12/27/32	156,433	133,982
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.555%	11/25/35	667,089	527,328
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN) (c)	3.235%	01/25/33	319,092	212,528
Residential Asset Securities Corp.
Ser. 2004-KS9, Class AII4 (FRN) (STEP) (c)	0.835%	10/25/34	108,967	50,129
Ser. 2006-EMX8, Class 1A3 (FRN) (STEP) (c)	0.405%	10/25/36	700,000	250,944
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1, Class A3C (FRN) (STEP)	0.565%	10/25/35	75,879	64,494
Soundview Home Equity Loan Trust
Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.535%	11/25/35	2,092,866	1,910,245
Ser. 2005-OPT4, Class 2A3 (FRN)	0.495%	12/25/35	119,724	96,428
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B (FRN)	0.465%	09/25/36	230,845	225,863
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN) (STEP)	0.595%	01/25/45	233,433	159,528

Total Asset-Backed Securities
(Cost $23,904,554)				21,287,208

Mortgage-Backed Securities - Private Issuers — 1.6%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.475%	04/25/44	63,438	44,330
Ser. 2004-4, Class 4A (FRN)	2.480%	02/25/45	244,859	195,079
Ser. 2005-1, Class 6A (FRN)	2.537%	06/25/45	390,512	291,174
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	1,923,764	1,935,482
Ser. 2005-2, Class A4 (VRN)	4.783%	07/10/43	2,557,434	2,582,980
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,624,371
Ser. 2006-6, Class A2	5.309%	10/10/45	1,226,760	1,226,247
Ser. 2007-4, Class A4 (VRN)	5.916%	02/10/51	2,705,000	2,846,271
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (VRN)	2.948%	12/20/34	156,668	94,697
Bear Stearns Commercial Mortgage Securities, Inc.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Ser. 2002-TOP6, Class A2	6.460%	10/15/36	$1,162,931	$1,172,985
Ser. 2007-PW17, Class A4 (VRN)	5.694%	06/11/50	1,169,000	1,243,846
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5, Class 1A2A (VRN)	5.210%	04/25/37	360,371	223,603
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4 (VRN)	5.886%	11/15/44	4,000,000	4,290,548
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-CKP1, Class A3	6.439%	12/15/35	732,809	739,461
FNMA
Ser. 2010-121, Class IO (IO)	5.000%	10/25/25	2,189,428	189,045
Ser. 2011-69, Class AI (IO)	5.000%	05/25/18	7,737,515	682,453
GE Capital Commercial Mortgage Corp.
Ser. 2001-3, Class A2	6.070%	06/10/38	53,664	53,621
Ser. 2002-1A, Class A3	6.269%	12/10/35	932,668	941,739
Ser. 2007-C1, Class A3	5.481%	12/10/49	500,000	525,938
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2	4.305%	08/10/42	1,107,632	1,107,433
GS Mortgage Securities Corp. II
Ser. 2007-GG10, Class A3 (VRN)	1.000%	08/10/45	4,000,000	4,073,376
Ser. 2007-GG10, Class A4 (VRN)	5.790%	08/10/45	4,000,000	4,155,660
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (VRN)	2.283%	11/19/34	70,207	42,935
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.571%	06/20/35	90,148	68,897
JP Morgan Chase Commercial Mortgage Securities Corp.
Ser. 2001-CIB3, Class A3	6.465%	11/15/35	65,754	65,679
Ser. 2002-C1, Class A3	5.376%	07/12/37	927,143	941,369
Ser. 2004-CB8, Class A3	4.007%	01/12/39	2,035,421	2,046,693
Ser. 2005-LDP4, Class A3A1	4.871%	10/15/42	855,420	853,828
Ser. 2011-C5, Class A3	4.171%	08/15/46	4,000,000	4,131,563
LB-UBS Commercial Mortgage Trust
Ser. 2002-C1, Class A4	6.462%	03/15/31	2,892,956	2,920,930
Ser. 2003-C3, Class A4	4.166%	05/15/32	500,000	516,708
Ser. 2003-C8, Class A3	4.830%	11/15/27	309,681	313,464
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	6.166%	08/12/49	4,000,000	4,203,628
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN) (STEP)	0.835%	08/25/29	123,845	116,103
Morgan Stanley Capital I
Ser. 1998-HF2, Class G (f)	6.010%	11/15/30	82,369	82,339
Ser. 2007-HQ11, Class A31	5.439%	02/12/44	770,000	797,531
Ser. 2011-C1, Class A4 (VRN) (f)	5.033%	09/15/47	3,585,000	3,866,340
Ser. 2011-C3, Class A2	3.224%	07/15/49	800,000	807,976
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)	7.523%	03/15/30	4,000,000	4,281,104
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN) (STEP)	0.555%	10/25/35	346,325	207,716
Structured Asset Securities Corp.
Ser. 2005-RF1, Class A (FRN) (c) (f)	0.585%	03/25/35	338,190	272,645
Ser. 2005-RF3, Class 1A (FRN) (c) (f)	0.585%	06/25/35	684,600	540,541
Wachovia Bank Commercial Mortgage Trust
Ser. 2005-C20, Class AMFX (VRN)	5.179%	07/15/42	2,033,000	2,086,962
Ser. 2006-C28, Class A2	5.500%	10/15/48	1,115,634	1,115,107
WF-RBS Commercial Mortgage Trust, Ser. 2011-C4, Class A4 (VRN) (f)	4.902%	06/15/44	2,440,000	2,562,976

Total Mortgage-Backed Securities - Private Issuers
(Cost $61,129,408)				63,083,373

Mortgage-Backed Securities - US Government Agency Obligations — 0.9%
FHLMC
Pool #1B1349 (FRN)	2.569%	09/01/33	1,108,901	1,175,146
Pool #1M1044 (FRN) (IO)	2.391%	09/01/36	488,814	513,843
Pool #781697 (FRN)	2.482%	07/01/34	168,997	177,916

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
Pool #G18022	5.500%	11/01/19	$1,578,571	$1,714,161
Ser. 2002-2530, Class QI (FRN) (IO)	6.771%	01/15/32	165,499	35,758
Ser. 2005-2922, Class SE (FRN) (IO)	6.521%	02/15/35	354,773	73,403
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	55,862	5,590
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	28,371	3,132
Ser. 2005-2965, Class SA (FRN) (IO)	5.821%	05/15/32	916,929	164,828
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	31,245	3,591
Ser. 2005-2980, Class SL (FRN) (IO)	6.471%	11/15/34	484,384	96,857
Ser. 2008-3424, Class XI (FRN) (IO)	6.341%	05/15/36	587,996	90,495
Ser. 2008-3489, Class SD (FRN) (IO)	7.571%	06/15/32	479,841	88,677
Ser. 2010-3659, Class IE (IO)	5.000%	03/15/19	428,457	38,779
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	977,459	78,019
Ser. 2010-3731, Class IO (IO)	5.000%	07/15/19	477,505	38,384
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	235,621	31,664
Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	106,853	15,401
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	44,794	5,127
FNMA
Pool #685563 (FRN)	2.685%	01/01/33	253,697	267,348
Pool #693348 (FRN)	1.926%	02/01/33	1,724,703	1,792,360
Pool #739758 (FRN) (IO)	1.935%	08/01/33	211,723	220,772
Pool #801335 (FRN)	1.944%	09/01/34	710,618	744,905
Pool #806765 (FRN)	2.028%	11/01/34	196,146	205,435
Pool #815054 (FRN)	2.370%	04/01/35	275,000	289,237
Pool #828480 (FRN)	2.605%	06/01/35	173,874	183,999
Pool #831360	5.500%	03/01/21	263,183	288,869
Pool #834928 (FRN)	1.948%	07/01/35	1,783,116	1,864,619
Pool #841068 (FRN)	2.548%	11/01/34	1,050,050	1,114,538
Pool #847637 (FRN)	3.040%	01/01/34	143,558	151,438
Pool #865792	5.500%	03/01/21	189,188	205,288
Pool #879906 (FRN)	2.648%	10/01/33	893,570	944,984
Pool #880373 (FRN)	2.296%	02/01/36	1,424,568	1,498,635
Pool #889487 (FRN)	2.631%	08/01/35	227,210	240,482
Pool #894611 (FRN)	2.958%	03/01/36	1,508,669	1,609,049
Pool #894613 (FRN)	2.932%	03/01/36	1,155,179	1,231,888
Pool #985096	6.000%	12/01/38	896,028	984,287
Pool #991526	6.000%	11/01/38	257,704	283,088
Pool #995651	6.000%	04/01/39	689,483	760,773
FNMA TBA	4.000%	10/01/41	3,000,000	3,144,375
FNMA TBA	4.500%	10/01/41	4,000,000	4,243,124
Ser. 2004-31, Class SG (FRN) (IO)	6.865%	08/25/33	409,439	55,761
Ser. 2004-49, Class SQ (FRN) (IO)	6.815%	07/25/34	279,661	67,866
Ser. 2004-51, Class SX (FRN) (IO)	6.885%	07/25/34	510,907	91,155
Ser. 2004-64, Class SW (FRN) (IO)	6.815%	08/25/34	1,268,250	219,063
Ser. 2004-66, Class SE (FRN) (IO)	6.265%	09/25/34	591,040	115,257
Ser. 2005-12, Class SC (FRN) (IO)	6.515%	03/25/35	637,902	128,497
Ser. 2005-45, Class SR (FRN) (IO)	6.485%	06/25/35	533,955	110,395
Ser. 2005-65, Class KI (FRN) (IO)	6.765%	08/25/35	2,497,581	561,179
Ser. 2006-3, Class SA (FRN) (IO)	5.915%	03/25/36	504,198	85,242
Ser. 2007-25, Class FA (FRN)	0.635%	04/25/37	1,153,955	1,152,433
Ser. 2008-34, Class SM (FRN) (IO)	6.515%	05/25/38	1,077,411	248,215
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	849,783	68,332
Ser. 2010 Pool #AE5528	6.000%	11/01/22	2,233,915	2,378,930
Ser. 2010 Pool #AE5529	7.000%	11/01/22	1,318,355	1,452,924
Ser. 2010-29, Class KJ (IO)	5.000%	12/25/21	8,043,534	758,950
Ser. 2010-65, Class IO (IO)	5.000%	09/25/20	1,018,908	99,610
Ser. 2010-95, Class DI (IO)	4.500%	11/25/20	597,682	51,427
Ser. 2010-105, Class IO (IO)	5.000%	08/25/20	455,328	44,943
FNMA Strip
Ser. 2005-360, Class 2 (IO)	5.000%	08/01/35	689,898	89,679
Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	39,318	4,640
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	373,507	424,868

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
GNMA, Ser. 2003-11, Class S (FRN) (IO)	6.321%	02/16/33	$870,696	$164,081
Total Mortgage-Backed Securities - US Government Agency Obligations
(Cost $33,978,282)				34,993,711

Bank Loans — 0.0%
Texas Competitive Electric Holdings Co. LLC (FRN)	4.726%	10/10/17	594,153	397,154
Texas Competitive Electric Holdings Co. LLC (FRN)	4.772%	10/10/17	631,241	421,946
Texas Competitive Electric Holdings Co. LLC (FRN)	4.772%	10/10/17	726	485
Vertrue, Inc. (FRN)	9.250%	08/14/15	455,000	145,600

Total Bank Loans
(Cost $1,357,570)				965,185

US Treasury Notes/Bonds — 15.8%
US Treasury Inflation Indexed Bond (i)	2.375%	01/15/25	31,640,664	39,083,624
US Treasury Inflation Indexed Bond	1.750%	01/15/28	97,053,300	112,430,231
US Treasury Inflation Indexed Bond	2.500%	01/15/29	16,941,064	21,749,412
US Treasury Inflation Indexed Bond	3.375%	04/15/32	9,800,252	14,453,843
US Treasury Inflation Indexed Bond	2.125%	02/15/40	68,462,565	86,867,219
US Treasury Inflation Indexed Note	3.000%	07/15/12	12,564,800	12,918,185
US Treasury Inflation Indexed Note (i) (j)	0.625%	04/15/13	44,463,328	45,283,143
US Treasury Inflation Indexed Note (i)	1.250%	04/15/14	14,944,860	15,658,238
US Treasury Inflation Indexed Note (i)	0.500%	04/15/15	16,575,273	17,247,351
US Treasury Inflation Indexed Note	0.125%	04/15/16	15,352,350	15,862,094
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,360,120	5,137,787
US Treasury Inflation Indexed Note	1.625%	01/15/18	58,231,980	65,151,570
US Treasury Inflation Indexed Note	1.375%	07/15/18	79,619,200	88,228,026
US Treasury Inflation Indexed Note (i)	2.125%	01/15/19	33,356,008	38,849,342
US Treasury Inflation Indexed Note	1.250%	07/15/20	32,941,620	36,367,021
US Treasury Inflation Indexed Note	1.125%	01/15/21	4,130,960	4,508,877

Total US Treasury Notes/Bonds
(Cost $542,639,275)				619,795,963

	Number of Shares	Value

Acquired Funds — 14.8%

Exchange-Traded Funds (ETFs) — 0.9%
Vanguard FTSE All-World ex-US ETF	100,000	3,872,000
Vanguard MSCI Emerging Markets ETF	870,000	31,224,300
		35,096,300

Mutual Funds — 1.3%
PIMCO Commodity RealReturn Strategy Fund	6,770,592	50,034,673

Private Investment Funds (k) — 12.6%
Azentus Global Opportunities Fund, LP (a) (b) (c) (e)		39,538,393
Canyon Value Realization Fund, LP (a) (b) (c) (e)		51,119,071
Convexity Capital Offshore, LP (a) (b) (c) (e)		99,283,044
Farallon Capital Institutional Partners, LP (a) (b) (c) (e)		71,091,921
Joho Partners, LP (a) (b) (c) (e)		21,363,884
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (e)	176,926	65,138,210
Lone Cascade, LP, Class G (a) (b) (c) (e)		6,929,645
Lone Cascade, LP, Class I (a) (b) (c) (e)		9,019,521
Lone Picea, LP, Class E (a) (b) (c) (e)		1,068,973
Lone Picea, LP, Class F (a) (b) (c) (e)		1,598,810
Lone Picea, LP, Class H (a) (b) (c) (e)		1,550,539

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Lone Redwood, LP (a) (b) (c) (e)		$11,726,012
Maverick Fund USA Ltd. (a) (b) (c) (e)		26,430,549
Nomad Investment Partnership LP, Class A (a) (b) (c) (e)		23,117,648
Nomad Investment Partnership LP, Class R (a) (b) (c) (e)		10,788,592
OZ Domestic Partners, LP (a) (b) (c) (e)		19,004,382
Theleme Fund Ltd. (a) (b) (c) (e)	320,000	34,345,751
		493,114,945
Total Acquired Funds
(Cost $422,572,147)		578,245,918

Preferred Stocks — 0.2%
Citigroup Capital XIII, 7.875%	22,000	581,020
GMAC Capital Trust I, 8.125%	49,500	903,375
iStar Financial, Inc., Series E - REIT, 7.875%	1,289	22,119
iStar Financial, Inc., Series F - REIT, 7.800%	147,375	2,518,639
Malaysian Airline System Berhad, 30.000% (Malaysia)	40,000	11,277
Vale SA, 5.680% (Brazil)	123,000	2,566,302

Total Preferred Stocks
(Cost $6,423,244)		6,602,732

	Number of Contracts	Value
Warrants — 0.0%
Global Yellow Pages Ltd. Expiring 09/10/14 (Singapore) (a)	146,000	335
NMDC Ltd. (Morgan Stanley) Expiring 03/25/15 (India) (a) (c)	343,881	1,594,948

Total Warrants
(Cost $2,279,410)		1,595,283

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Short-Term Investments — 32.1%

Repurchase Agreement — 7.0%
State Street Bank & Trust Co. issued on 09/30/11 (proceeds at maturity $273,612,546) (collateralized by US Treasury Bills, due 12/29/11 with a total principal value of $37,750,000 and a total market value of $37,748,113, and by US Treasury Notes, due 08/15/15 through 05/15/21 with a total principal value of $206,980,000 and a total market value of $231,279,169)

(Cost $273,612,318)	0.010%	10/03/11	$273,612,318	273,612,318

US Treasury Bills — 25.1%
US Treasury Bill (l)		10/13/11	100,000,000	99,996,064
US Treasury Bill (l)		10/20/11	160,000,000	159,990,669
US Treasury Bill (l)		10/27/11	20,000,000	19,998,375
US Treasury Bill (l)		11/03/11	60,000,000	59,995,348
US Treasury Bill (l)		11/17/11	70,000,000	69,992,369
US Treasury Bill (l)		11/25/11	140,000,000	139,986,143
US Treasury Bill (l)		12/01/11	40,000,000	39,999,200
US Treasury Bill (l)		12/22/11	50,000,000	49,998,350
US Treasury Bill (l)		12/29/11	190,000,000	189,992,214
US Treasury Bill (j) (l)		01/26/12	80,000,000	79,994,400

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Interest	Maturity	Principal
	Rate	Date	Amount	Value
US Treasury Bill (j) (l)		03/08/12	$75,000,000	$74,985,300

Total US Treasury Bills
(Cost $984,843,147)				984,928,432

Total Short-Term Investments
(Cost $1,258,455,465)				1,258,540,750

Total Investments — 102.9%
(Cost $3,872,785,550)				4,032,413,168

Liabilities in Excess of Other Assets — (2.9)%				(112,711,754)

Net Assets — 100.0%				$3,919,701,414

	Number of Shares	Value

Securities Sold Short — (1.4)%
Common Stocks — (1.1)%

US Common Stocks — (0.9)%

Capital Markets — 0.0%
Cohen & Steers, Inc.	(20,200)	$(580,750)

Real Estate Investment Trusts (REITs) — (0.9)%
Colonial Properties Trust	(76,600)	(1,391,056)
CubeSmart	(364,363)	(3,108,016)
Extra Space Storage, Inc.	(139,600)	(2,600,748)
Federal Realty Investment Trust	(7,588)	(625,327)
Glimcher Realty Trust	(331,811)	(2,349,222)
HCP, Inc.	(39,900)	(1,398,894)
Hospitality Properties Trust	(151,016)	(3,206,070)
Inland Real Estate Corp.	(177,200)	(1,293,560)
National Retail Properties, Inc.	(207,000)	(5,562,090)
Pebblebrook Hotel Trust	(110,900)	(1,735,585)
Post Properties, Inc.	(120,200)	(4,175,748)
Realty Income Corp.	(154,100)	(4,968,184)
Sun Communities, Inc.	(94,700)	(3,332,493)

		(35,746,993)
		(36,327,743)
Foreign Common Stocks — (0.2)%

Australia — 0.0%
Lend Lease Group	(173,314)	(1,161,208)

Hong Kong — (0.1)%
Link REIT (The) - REIT	(560,473)	(1,767,533)
Shangri-La Asia Ltd.	(559,702)	(1,053,141)

		(2,820,674)
Singapore — (0.1)%
City Developments Ltd.	(351,455)	(2,551,229)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

			Number of Shares	Value

United Kingdom — 0.0%
Capital & Counties Properties plc			(106,172)	$(278,149)
Land Securities Group plc - REIT			(118,700)	(1,182,310)

				(1,460,459)
				(7,993,570)
Total Common Stocks
(Proceeds $44,819,453)				(44,321,313)

Acquired Funds — (0.1)%

Exchange-Traded Funds (ETFs) — (0.1)%
ProShares Ultra Real Estate			(57,400)	(2,334,458)
ProShares UltraShort Real Estate (a)			(65,700)	(1,143,837)
				(3,478,295)

Total Acquired Funds
(Proceeds $3,865,776)				(3,478,295)

Mortgage-Backed Securities - US Government Agency Obligations — (0.2)%			Principal Amount
FNMA TBA	4.000%	10/01/41	(3,000,000)	(3,144,375)
FNMA TBA	4.500%	10/01/41	(4,000,000)	(4,243,124)

Total Mortgage-Backed Securities - US Government Agency Obligations (Proceeds $7,367,578)				(7,387,499)
Total Securities Sold Short (Proceeds $56,052,807)				$(55,187,107)
ADR	American Depositary Receipt
BATS	Better Alternative Trading System
CVA	Certificaaten van aandelen (share certificates)
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents rate as of September 30, 2011.
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TBA	To be Announced
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents rate as of September 30, 2011.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*
Approximately 26% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $488,251,433, which represents 12.5% of the fund's net assets.

(c)
Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

(d)
A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company.  Also known as a "designer stock."

(e)
Restricted Securities. The following restricted securities were held by the fund as of September 30, 2011, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP.  TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors.  The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Azentus Global Opportunities Fund, LP	04/01/11	$40,000,000	$39,538,393
Bell Aliant, Inc.	07/11/06	46,436	41,109
Canyon Value Realization Fund, LP	12/31/97 - 04/03/06	23,797,935	51,119,071
Convexity Capital Offshore, LP	02/16/06 - 04/01/10	62,000,000	99,283,044
Eurocastle Investment Ltd.	06/19/09	234,881	45,016
Farallon Capital Institutional Partners, LP	04/01/95 - 01/04/10	42,746,139	71,091,921
Joho Partners, LP	01/03/07	15,000,000	21,363,884
Lansdowne UK Equity Fund Ltd.	06/01/06 - 10/01/09	51,000,000	65,138,210
Lone Cascade, LP, Class G	02/01/11	6,000,903	6,929,645
Lone Cascade, LP, Class I	01/03/06 - 01/02/08	7,787,097	9,019,521
Lone Picea, LP, Class E	01/02/09	964,000	1,068,973
Lone Picea, LP, Class F	01/03/05	1,617,000	1,598,810
Lone Picea, LP, Class H	01/02/03 - 01/02/04	1,315,000	1,550,539
Lone Redwood, LP	12/29/98	3,154,356	11,726,012
Maverick Fund USA Ltd.	01/03/06 - 10/01/07	20,000,000	26,430,549
Nomad Investment Partnership LP, Class A	10/02/06	14,000,000	23,117,648
Nomad Investment Partnership LP, Class R	02/01/08	8,000,000	10,788,592
OZ Domestic Partners, LP	12/31/01 - 09/30/03	9,000,000	19,004,382
Theleme Fund Ltd.	02/01/10	32,000,000	34,345,751
Total (12.6% of net assets)			$493,201,070

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Zero coupon bond.
(h)	Security in default.
(i)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedules of Investments.
(j)	Security or a portion thereof is held as initial margin for financial futures.
(k)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2011. These positions are therefore grouped into their own industry classification.
(l)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Financial Futures Contracts

Number of		Initial Notional	Notional Value	Unrealized
Contracts	Type	Value/	at September 30,	Appreciation/
		(Proceeds)	2011	(Depreciation)
	Long Financial Futures Contracts

	Interest Rate-Related
248	December 2011 5-Year US Treasury Bond	$30,378,558	$30,376,125	$(2,433)
44	December 2011 30-Year US Treasury Bond	5,984,095	6,275,500	291,405

				288,972
	Foreign Currency-Related
206	December 2011 Australian Dollar	20,929,311	19,798,660	(1,130,651)
470	December 2011 British Pound	46,311,139	45,851,438	(459,701)
324	December 2011 Canadian Dollar	32,703,163	30,977,640	(1,725,523)
96	December 2011 Japanese Yen	15,660,948	15,584,400	(76,547)
219	December 2011 Swiss Franc	31,315,125	30,279,488	(1,035,637)

				(4,428,059)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Equity-Related
393	October 2011 CAC 40 Index	15,736,617	15,703,509	(33,108)
30	December 2011 DAX Index	5,442,329	5,497,329	55,000
2,837	December 2011 Dow Jones EURO STOXX 50 Index	76,762,772	81,946,764	5,183,992
5,163	December 2011 S&P 500 e-Mini Index	297,401,139	290,676,900	(6,724,239)
363	December 2011 Topix Index	35,019,075	35,650,525	631,450
69	December 2011 TSE 60 Index	9,098,681	8,753,564	(345,117)

				(1,232,022)

	Short Financial Futures Contracts

	Interest Rate-Related
7	December 2011 90-Day Eurodollar	(1,742,720)	(1,740,725)	1,995
8	December 2011 5-Year Interest Rate Swap	(902,308)	(901,875)	433
67	December 2011 10-Year Interest Rate Swap	(7,789,138)	(7,789,797)	(659)
113	December 2011 2-Year US Treasury Note	(24,916,499)	(24,882,953)	33,546
66	December 2011 10-Year US Treasury Note	(8,533,945)	(8,586,188)	(52,243)
7	December 2011 Ultra Long US Treasury Bond	(997,428)	(1,110,375)	(112,947)
76	March 2012 90-Day Eurodollar	(18,838,247)	(18,887,900)	(49,652)
87	June 2012 90-Day Eurodollar	(21,502,932)	(21,621,675)	(118,743)
61	September 2012 90-Day Eurodollar	(15,087,710)	(15,161,550)	(73,840)
70	December 2012 90-Day Eurodollar	(17,253,137)	(17,397,625)	(144,488)
66	March 2013 90-Day Eurodollar	(16,239,547)	(16,401,000)	(161,453)
66	June 2013 90-Day Eurodollar	(16,209,547)	(16,389,450)	(179,903)
37	September 2013 90-Day Eurodollar	(9,047,845)	(9,177,850)	(130,005)
36	December 2013 90-Day Eurodollar	(8,783,585)	(8,914,950)	(131,365)
16	March 2014 90-Day Eurodollar	(3,901,735)	(3,955,800)	(54,065)
8	June 2014 90-Day Eurodollar	(1,965,417)	(1,974,300)	(8,882)
13	September 2014 90-Day Eurodollar	(3,162,718)	(3,202,063)	(39,345)
2	December 2014 90-Day Eurodollar	(490,170)	(491,700)	(1,530)
7	June 2015 90-Day Eurodollar	(1,707,983)	(1,715,088)	(7,105)

				(1,230,251)

				$(6,601,360)

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

10/31/2011	State Street Bank & Trust Co.	Australian Dollar	909,500	US Dollar	933,756	$(56,495)
10/31/2011	State Street Bank & Trust Co.	US Dollar	7,634,021	Australian Dollar	6,996,500	885,521
01/31/2012	State Street Bank & Trust Co.	US Dollar	4,182,344	Swiss Franc	3,746,000	38,351
						$867,377

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

Swap Contracts

Expiration Date	Counterparty		Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)

Credit Default Swap Contracts

Protection Purchased
06/20/2016	Credit Suisse First Boston International		5.000% per annum	Par, Markit CDX North American High Yield Index upon credit event	$2,343,500	$196,326
09/20/2016	Credit Suisse First Boston International		1.000% per annum	Par, upon delivery of Gap Inc. Bond upon credit event	394,205	31,908
09/20/2016	Credit Suisse First Boston International		5.000% per annum	Par, upon delivery of Levi Strauss Bond upon credit event	889,345	94,944
						$323,178

Total Return Swap Contracts

Long Total Return Swap Contracts
03/28/2012	Goldman Sachs International	(b)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	$68,187,529	$(3,398,218)
08/30/2012	Barclays Capital	(b)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	16,360,715	(2,897,848)
						(6,296,066)
Short Total Return Swap Contracts
08/28/2012	Barclays Capital	(b) (c)	MSCI Daily TR World Gross Energy	1 Month LIBOR plus a specified spread	(28,729,230)	1,119,452
						$(5,176,614)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of September 30, 2011.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Warrants	$—	$—	$—	$1,595,283	$1,595,283
Swap Contracts	—	—	323,178	1,119,452	1,442,630
Forward Contracts	—	923,872	—	—	923,872
Futures Contracts	327,379	—	—	5,870,442	6,197,821
Total Value - Assets	$327,379	$923,872	$323,178	$8,585,177	$10,159,606
Liability Derivatives
Swap Contracts	$—	$—	$—	$(6,296,066)	$(6,296,066)
Forward Contracts	—	(56,495)	—	—	(56,495)
Futures Contracts	(1,268,658)	(4,428,059)	—	(7,102,464)	(12,799,181)
Total Value - Liabilities	$(1,268,658)	$(4,484,554)	$—	$(13,398,530)	$(19,151,742)

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	September 30, 2011

	Number of Shares	Value

Investments — 101.8% of net assets

Common Stocks — 73.0%

Australia — 3.2%
Alumina Ltd.	88,995	$124,434
Amcor Ltd.	172,080	1,132,317
AMP Ltd.	95,819	359,688
Australia and New Zealand Banking Group Ltd.	28,064	521,190
BHP Billiton Ltd.	13,924	462,625
DuluxGroup Ltd.	10,873	26,179
Iluka Resources Ltd.	30,123	352,189
Orica Ltd.	11,349	254,210
QBE Insurance Group Ltd.	57,583	706,519
Santos Ltd.	21,002	227,111
Telstra Corp. Ltd.	369,995	1,102,742
Treasury Wine Estates Ltd.	7,953	29,410
		5,298,614

Austria — 0.1%
Andritz AG	783	64,201
Oesterreichische Post AG	2,286	65,095
		129,296

Belgium — 0.1%
Ageas, Strip VVPR (a) (b)	39,122	53
Anheuser-Busch InBev NV	4,915	260,659
		260,712

Brazil — 0.6%
CCR SA	16,500	429,557
Redecard SA	39,700	540,524
		970,081

Canada — 1.5%
Ace Aviation Holdings, Inc., Class A (a)	4,750	48,003
BCE, Inc.	22,157	830,756
Bombardier, Inc., Class B	117,389	411,125
Catalyst Paper Corp. (a)	91,463	8,292
Chorus Aviation, Inc.	3,206	11,748
Fraser Papers, Inc. (a) (b) (c)	16,670	—
Groupe Aeroplan, Inc.	3,936	44,810
Imperial Oil Ltd. - NYSE Shares	8,454	303,663
Onex Corp.	3,108	96,867
Rogers Communications, Inc., Class B - TSE Shares	19,704	674,475
		2,429,739

Chile — 0.5%
Enersis SA - SPADR	44,600	754,186

China — 1.4%
China Construction Bank Corp., Class H	1,147,910	684,967
China Shenhua Energy Co. Ltd.	166,500	652,389

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Tsingtao Brewery Co. Ltd., Class H	45,000	$243,175
Want Want China Holdings Ltd.	851,000	753,201
		2,333,732

Denmark — 0.8%
Carlsberg A/S, Class B	2,750	163,119
Coloplast A/S, Class B	3,090	445,977
Danske Bank A/S (a)	2,254	31,593
GN Store Nord A/S (GN Great Nordic)	31,454	193,403
Novo Nordisk A/S, Class B	845	84,003
Topdanmark A/S (a)	279	43,639
Vestas Wind Systems A/S (a)	5,702	92,459
William Demant Holding A/S (a)	3,439	258,094
		1,312,287

Finland — 0.7%
Cargotec Oyj, B Shares	1,075	25,973
Kone Oyj, Class B	767	36,393
Metso Oyj	13,243	385,867
Outokumpu Oyj	2,249	14,737
Sampo Oyj, Class A	22,470	562,778
Tieto Oyj	5,321	67,110
Wartsila Oyj Corp.	2,051	48,705
		1,141,563

France — 5.3%
Alstom SA	633	20,940
AXA SA	13,498	175,260
BNP Paribas	6,141	243,075
Carrefour SA (a)	51,062	1,161,615
Compagnie de Saint-Gobain	15,149	578,611
Edenred	2,230	53,018
Eurofins Scientific	811	61,336
France Telecom SA	73,439	1,204,235
GDF Suez, Strip VVPR (a) (b)	6,615	9
Groupe Eurotunnel SA	27,343	231,342
Imerys SA	550	27,592
Legrand SA	8,215	256,103
Neopost SA	3,008	221,052
SA des Ciments Vicat	619	40,318
Sanofi-Aventis	26,104	1,713,964
Societe Generale, Class A	19,708	516,379
Technip SA	592	47,377
Thales SA	6,108	190,871
Total SA	29,523	1,301,689
Vinci SA	12,982	557,441
		8,602,227

Germany — 2.7%
Adidas AG	664	40,063
Axel Springer AG	811	27,307
BASF SE	8,026	486,978
Bayerische Motoren Werke AG	4,767	315,863
Celesio AG	1,225	16,170
Daimler AG	8,427	373,268
Deutsche Telekom AG	83,685	984,408

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

E.ON AG	9,338	$203,652
Fresenius Medical Care AG & Co.	8,147	551,951
Fresenius Medical Care AG & Co. - ADR	2,025	136,748
GEA Group AG	1,513	35,352
Hannover Rueckversicherung AG	945	42,757
RWE AG	32,003	1,178,437
		4,392,954

Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc (a)	27,926	53,230

Hong Kong — 2.4%
Asia Satellite Telecommunications Holdings Ltd.	4,500	8,668
China Mobile Ltd.	69,000	673,356
Esprit Holdings Ltd.	34,600	42,198
First Pacific Co.	260,000	227,002
Henderson Land Development Co. Ltd.	17,316	76,925
Hong Kong & Shanghai Hotels Ltd. (The)	80,398	109,809
Hong Kong Aircraft Engineering Co. Ltd.	4,600	57,829
i-Cable Communications Ltd. (a)	236,000	12,387
Jardine Matheson Holdings Ltd.	26,320	1,189,660
Jardine Strategic Holdings Ltd.	28,312	741,161
Mandarin Oriental International Ltd.	24,881	33,708
Midland Holdings Ltd.	90,000	36,651
New World Development Ltd.	192,209	180,792
Next Media Ltd. (a)	158,000	14,466
Silver Grant International Ltd.	52,000	9,261
SmarTone Telecommunications Holdings Ltd.	127,956	186,959
Television Broadcasts Ltd.	26,000	141,751
Wheelock & Co. Ltd.	41,000	119,856
		3,862,439

India — 0.4%
Axis Bank Ltd. - GDR	35,965	749,511

Indonesia — 1.0%
Astra International Tbk PT	118,000	833,418
Bank Pan Indonesia Tbk PT (a)	1,900,770	138,086
Bank Permata Tbk PT (a)	6,500	1,131
Indofood Sukses Makmur Tbk PT	234,500	132,271
Matahari Putra Prima Tbk PT	638,425	67,316
Mulia Industrindo Tbk PT (a)	221,500	11,099
Perusahaan Gas Negara (Persero) Tbk PT	1,514,000	450,470
Semen Gresik (Persero) Tbk PT	62,500	58,471
		1,692,262
Ireland — 0.8%
CRH plc - BATS Europe Shares	1,675	25,835
DCC plc	3,505	87,930
Experian plc	72,409	814,616
Fyffes plc	51,582	26,212
Governor & Co. of the Bank of Ireland (The) (a)	955,305	98,353
Independent News & Media plc (a)	50,747	16,267
Irish Continental Group plc (UNIT)	2,146	41,058

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Paddy Power plc	2,754	$141,708
		1,251,979

Israel — 0.6%
Teva Pharmaceutical Industries Ltd. - SPADR	24,800	923,056

Italy — 1.9%
Banco Popolare Societa Cooperativa	10,370	17,078
Davide Campari-Milano SpA	6,651	48,509
Eni SpA	57,948	1,018,172
Fiat Industrial SpA (a)	32,458	242,018
Fiat SpA	32,691	176,680
Finmeccanica SpA	3,771	26,029
Intesa Sanpaolo SpA	395,218	617,533
Luxottica Group SpA - SPADR	12,252	308,505
Saipem SpA	15,818	554,625
UniCredit SpA	52,164	55,512
		3,064,661

Japan — 20.0%
Alfresa Holdings Corp.	6,100	255,277
Astellas Pharma, Inc.	45,400	1,712,732
Bank of Yokohama Ltd. (The)	31,000	155,307
BML, Inc.	18,000	463,826
Canon, Inc.	33,550	1,518,877
Chiba Bank Ltd. (The)	21,000	145,319
Dai-Dan Co. Ltd.	12,000	84,383
Dai-ichi Life Insurance Co. Ltd. (The)	116	119,845
Daiichikosho Co. Ltd.	43,400	855,017
Dentsu, Inc.	8,800	278,310
Duskin Co. Ltd.	30,300	617,399
DyDo DRINCO, Inc.	12,300	475,676
East Japan Railway Co.	7,000	425,037
FP Corp.	9,000	640,332
Fukuoka Financial Group, Inc.	47,000	196,709
Hitachi Chemical Co. Ltd.	9,400	154,441
Hitachi Ltd.	80,000	397,898
Hitachi Metals Ltd.	8,000	91,749
Hoshizaki Electric Co. Ltd.	5,200	126,526
Hoya Corp.	14,100	324,943
Information Development Co.	700	4,535
Isetan Mitsukoshi Holdings Ltd.	22,600	228,073
JS Group Corp.	17,700	495,786
JX Holdings, Inc.	27,300	153,224
Kao Corp.	91,800	2,553,558
Kawasaki Heavy Industries Ltd.	28,000	71,264
Kinden Corp.	9,000	77,539
Kirin Holdings Co. Ltd.	14,000	182,770
Kyowa Hakko Kirin Co. Ltd.	15,000	167,016
Marui Group Co. Ltd.	15,700	117,978
Meiko Network Japan Co. Ltd.	19,300	185,949
Miraca Holdings, Inc.	13,200	580,283
Mitsubishi Corp.	9,000	183,282
Mitsubishi Estate Co. Ltd.	30,200	488,762
Mitsubishi Heavy Industries Ltd.	13,000	54,668
Mitsubishi UFJ Financial Group, Inc.	87,700	394,174
Mitsui & Co. Ltd.	1,000	14,474

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

MOSHI MOSHI HOTLINE, Inc.	65,800	$642,065
MS&AD Insurance Group Holdings	9,700	210,235
Namco Bandai Holdings, Inc.	13,000	175,625
Nintendo Co. Ltd.	3,100	451,541
Nippon Meat Packers, Inc.	15,000	194,840
Nippon Suisan Kaisha Ltd.	27,200	102,662
Nippon Telegraph & Telephone Corp.	11,800	567,116
NISSIN FOODS HOLDINGS CO. Ltd.	17,900	721,226
NKSJ Holdings, Inc.	34,250	756,642
NSK Ltd.	10,000	73,399
NTT Data Corp.	80	246,823
NTT DoCoMo, Inc.	86	156,769
Obayashi Corp.	48,000	237,897
OLYMPUS Corp.	16,900	521,685
OMRON Corp.	8,100	158,649
Onward Holdings Co. Ltd.	16,000	126,652
Otsuka Holdings Co. Ltd.	6,500	177,763
Panasonic Corp.	10,200	98,585
Sansei Yusoki Co. Ltd.	36,000	182,604
Secom Co. Ltd.	23,600	1,134,657
Sekisui House Ltd.	16,000	150,801
Seven & I Holdings Co. Ltd.	67,960	1,907,776
Seven Bank Ltd.	347	675,372
Shimizu Corp.	35,000	154,261
Shin-Etsu Chemical Co. Ltd.	7,100	348,118
Shiseido Co. Ltd.	9,400	182,055
Sony Corp.	1,600	30,706
Sumitomo Electric Industries Ltd.	36,500	427,090
Sumitomo Forestry Co. Ltd.	18,400	160,169
Sumitomo Mitsui Financial Group, Inc.	14,500	409,220
Taiyo Nippon Sanso Corp.	12,000	83,387
Takeda Pharmaceutical Co. Ltd.	29,300	1,391,162
TOKAI Corp. - Gifu	11,800	270,057
Tokio Marine Holdings, Inc.	43,600	1,105,197
Tokyo Electric Power Co., Inc. (The) (a)	8,000	24,546
Tokyo Electron Ltd.	5,100	231,024
Tokyo Gas Co. Ltd.	93,000	433,198
Tokyo Ohka Kogyo Co. Ltd.	3,700	74,525
Toyo Seikan Kaisha Ltd.	11,700	177,195
Toyo Suisan Kaisha Ltd.	5,000	137,017
Toyota Motor Corp.	31,100	1,063,136
Trend Micro, Inc.	5,500	171,676
West Japan Railway Co.	5,900	253,018
Yamada Denki Co. Ltd.	2,990	208,755
Yamato Holdings Co. Ltd.	19,700	358,545
Yaskawa Electric Corp.	2,000	15,086
ZOJIRUSHI Corp.	56,000	196,178
		32,569,643

Luxembourg — 0.2%
APERAM	791	11,437
ArcelorMittal	14,130	225,671
Oriflame Cosmetics SA - SDR	722	26,057
		263,165

Malaysia — 0.6%
AMMB Holdings Berhad	75,487	134,424

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Carlsberg Brewery Malaysia Berhad	9,300	$18,695
CIMB Group Holdings Berhad	141,698	307,325
Genting Malaysia Berhad	261,100	283,818
Malaysian Airline System Berhad (a)	57,500	23,809
Multi-Purpose Holdings Berhad	45,350	33,598
Sime Darby Berhad	53,552	139,318
		940,987

Mexico — 0.1%
America Movil SA de CV, Series L - ADR	3,200	70,656
Telefonos de Mexico SAB de CV, Series L - SPADR	1,300	19,435
		90,091

Netherlands — 3.4%
ASML Holding NV	1,182	41,072
Heineken NV	8,279	369,984
ING Groep NV - CVA (a)	77,097	542,609
Koninklijke (Royal) KPN NV	24,109	317,384
Koninklijke Ahold NV	91,999	1,081,741
Koninklijke Boskalis Westminster NV - CVA	8,778	270,050
Randstad Holding NV	985	31,421
Reed Elsevier NV	72,125	788,705
Royal Dutch Shell plc, Class A - BATS Europe Shares	173	5,366
Royal Dutch Shell plc, Class A - Quote MTF Shares	54,451	1,690,633
Royal Dutch Shell plc, Class B	11,311	351,317
TNT Express NV	1,122	7,742
TNT NV	1,181	5,172
Wolters Kluwer NV	8,244	133,503
		5,636,699

New Zealand — 0.1%
PGG Wrightson Ltd. (a)	185,331	56,246
Telecom Corp. of New Zealand Ltd.	54,934	108,630
		164,876

Norway — 0.3%
DNB NOR ASA	22,131	220,939
StatoilHydro ASA	8,608	183,926
Storebrand ASA	5,309	26,668
		431,533

Peru — 0.3%
Credicorp Ltd.	4,900	451,780

Philippines (The) — 0.8%
Ayala Corp.	61,723	406,695
Banco de Oro Unibank, Inc.	25,600	29,633
Benpres Holdings Corp.	511,167	50,974
DMCI Holdings, Inc.	124,700	98,146
Globe Telecom, Inc.	10,080	203,622
Jollibee Foods Corp.	80,910	155,584
Philippine Long Distance Telephone Co. - SPADR	7,400	366,522
		1,311,176

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Russia — 0.3%
Lukoil OAO - SPADR	8,800	$441,672

Singapore — 1.1%
Genting Singapore plc (a)	26,224	30,475
Global Yellow Pages Singapore Ltd.	76,500	5,819
Great Eastern Holdings Ltd.	17,000	159,991
GuocoLeisure Ltd.	146,000	64,740
Singapore Telecommunications Ltd.	273,000	659,133
STATS ChipPAC Ltd. (a)	238,000	83,642
United Industrial Corp. Ltd.	11,000	22,324
United Overseas Bank Ltd.	54,933	707,073
		1,733,197

South Africa — 0.5%
Anglo Platinum Ltd.	614	41,965
AngloGold Ashanti Ltd.	769	31,899
City Lodge Hotels Ltd.	2,748	21,257
Clicks Group Ltd.	10,475	48,588
Discovery Holdings Ltd.	2,892	14,161
FirstRand Ltd.	34,097	82,343
Gold Fields Ltd.	1,998	30,717
Hosken Consolidated Investments Ltd.	6,821	69,575
JD Group Ltd.	2,592	12,229
MMI Holdings Ltd.	7,632	16,039
Nedbank Group Ltd.	8,305	140,373
RMB Holdings Ltd.	39,536	123,616
RMI Holdings	39,536	61,198
Sun International Ltd.	11,813	118,282
		812,242

South Korea — 0.4%
KB Financial Group, Inc.	992	32,398
Korea Electric Power Corp. (a)	950	16,741
POSCO	153	47,040
Samsung Electronics Co. Ltd.	789	552,705
SK Telecom Co. Ltd.	433	54,535
		703,419

Spain — 2.6%
Acciona SA	2,515	212,304
Acerinox SA	16,062	180,614
Banco Santander SA	101,705	831,443
Distribuidora Internacional de Alimentacion SA (a)	40,958	161,293
Iberdrola SA (a)	160,028	1,082,984
Mediaset Espana Comunicacion SA	16,713	94,895
Telefonica SA	81,191	1,556,537
Viscofan SA	4,793	172,802
		4,292,872

Sweden — 0.9%
Assa Abloy AB, Class B	18,972	390,573
CDON Group AB (a)	1,296	4,734
Hoganas AB, Class B	3,657	97,301

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Modern Times Group AB, Class B	981	$39,167
Nordea Bank AB	8,688	70,201
Svenska Handelsbanken AB, Class A	13,794	350,674
Swedish Match AB	7,369	243,833
Telefonaktiebolaget LM Ericsson, Class B	27,546	263,935
		1,460,418

Switzerland — 3.2%
ABB Ltd. (a)	1,412	24,114
Adecco SA (a)	4,772	187,124
Compagnie Financiere Richemont SA	7,185	318,947
Geberit AG (a)	1,854	340,831
Glencore International plc	26,525	164,170
Helvetia Holding AG	103	31,312
Logitech International SA (a)	8,385	64,430
Novartis AG	35,585	1,985,983
Roche Holding AG	3,212	516,752
SGS SA	275	417,058
Sonova Holding AG (a)	1,555	140,320
Swiss Re Ltd. (a)	677	31,509
UBS AG (a)	13,239	150,703
Zurich Financial Services AG (a)	3,855	798,085
		5,171,338

Taiwan — 0.9%
Chunghwa Telecom Co. Ltd.	15,400	51,246
Chunghwa Telecom Co. Ltd. - ADR	16,941	559,053
Taiwan Semiconductor Manufacturing Co. Ltd.	379,198	859,172
Uni-President Enterprises Corp.	2,466	3,174
		1,472,645

Thailand — 0.8%
Advanced Info Service PCL	25,900	106,650
Bangkok Bank PCL	32,000	149,502
GMM Grammy PCL	69,400	38,847
Kasikornbank PCL	48,900	187,200
Kasikornbank PCL - NVDR	103,500	382,746
Land and Houses PCL	238,600	50,660
Matichon PCL	28,100	5,966
MBK PCL	40,700	120,129
Siam Cement PCL	18,300	183,677
Thanachart Capital PCL	88,400	77,494
		1,302,871

Turkey — 0.3%
Turkiye Garanti Bankasi A/S	140,494	544,719

United Kingdom — 12.2%
Admiral Group plc	6,216	121,869
AMEC plc	3,616	45,481
Anglo American plc - ADR	7,990	136,469
Anglo American plc - JSE Shares	799	27,554
Anglo American plc - LSE Shares	1,006	34,093
BAE Systems plc	58,553	241,397
Barclays plc	73,445	180,295

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Barratt Developments plc (a)	15,154	$18,348
BG Group plc	43,386	826,169
BHP Billiton plc	15,833	419,542
BP plc	312,475	1,874,196
British American Tobacco plc	756	32,043
British Sky Broadcasting Group plc	6,980	71,662
Bunzl plc	19,637	233,236
Cable & Wireless Communications plc	179,660	103,434
Cable & Wireless Worldwide	130,671	62,513
Capita Group plc	40,435	441,953
Carnival plc	6,700	207,323
Centrica plc	7,998	36,766
Close Brothers Group plc	2,687	27,440
Compass Group plc	173,066	1,399,494
Daily Mail & General Trust NV, Class A	4,510	25,410
Devro plc	23,444	85,766
Diageo plc	20,961	398,799
G4S plc	58,943	244,390
GlaxoSmithKline plc	72,184	1,490,345
Hays plc	56,332	60,444
HMV Group plc	22,914	1,774
Homeserve plc	20,879	148,977
HSBC Holdings plc	3,498	26,659
ICAP plc	36,788	233,838
IG Group Holdings plc	12,656	87,452
Informa plc	48,960	248,960
International Personal Finance	38,851	133,917
Intertek Group plc	20,566	589,658
Invensys plc	62,972	218,849
ITV plc (a)	158,232	145,183
Jupiter Fund Management plc	11,407	34,616
Ladbrokes plc	30,063	55,510
Lloyds Banking Group plc (a)	375,385	199,052
Michael Page International plc	6,544	37,227
Millennium & Copthorne Hotels plc	5,980	37,170
National Express Group plc	8,634	31,220
Northgate plc (a)	6,578	25,558
Petrofac Ltd.	1,523	28,177
Provident Financial plc	13,756	213,741
Reckitt Benckiser Group plc	10,344	522,961
Reed Elsevier plc	25,324	192,922
Rexam plc	36,360	174,371
Rightmove plc	15,382	285,813
Rio Tinto plc	7,851	346,739
Rolls-Royce Holdings plc (a)	7,348	67,372
RSA Insurance Group plc	21,537	36,942
Sage Group plc	84,661	335,672
Smith & Nephew plc	4,047	36,385
Smiths Group plc	9,818	151,262
Sportingbet plc	71,848	51,645
Stagecoach Group plc	60,129	229,261
Tesco plc	306,652	1,793,746
Thomas Cook Group plc	117,107	71,885
Tui Travel plc	64,218	147,980
Unilever plc	63,908	2,001,967
Vodafone Group plc	717,244	1,852,172
WH Smith plc	13,891	106,676

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

WPP plc	20,106	$185,420
		19,935,160

United States — 0.0%
NII Holdings, Inc., Class B (a)	2,275	61,311

Total Common Stocks (Cost $127,653,849)		119,014,343

Acquired Funds — 14.3%

Private Investment Funds (d) — 14.3%
Convexity Capital Offshore, LP (a) (b) (c) (e)		9,444,351
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (e)	27,165	10,001,121
Lone Dragon Pine, LP (a) (b) (c) (e)		3,931,395
		23,376,867

Total Acquired Funds (Cost $17,287,313)		23,376,867

Preferred Stocks — 0.6%
Itausa - Investimentos Itau SA, 0.610% (Brazil)	73,846	374,287
Malaysian Airline System Berhad, 30.000% (Malaysia)	20,000	5,638
Vale SA, 5.680% (Brazil)	28,940	603,811

Total Preferred Stocks (Cost $1,129,173)		983,736

	Number of Contracts	Value

Warrants — 0.0%
Global Yellow Pages Ltd. Expiring 09/10/14 (Singapore) (a) (Cost $—)	35,000	80

	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Investments — 13.9%

Repurchase Agreement — 11.8%
State Street Bank & Trust Co. Repurchase Agreement issued on 09/30/11 (proceeds at maturity $19,154,913) (collateralized by US Treasury Bills, due 12/29/11 with a total principal value of $3,720,000 and a total market value of $3,719,814, and by a US Treasury Note, due 09/30/2018 with a principal value of $15,930,000 and a market value of $15,830,438) (Cost $19,154,897)	0.010%	10/03/11	$19,154,897	19,154,897

US Treasury Bill — 2.1%
US Treasury Bill (f) (g) (Cost $3,499,809)		10/27/11	3,500,000	3,499,809
Total Short-Term Investments (Cost $22,654,706)				22,654,706

Total Investments — 101.8% (Cost $168,725,041)				166,029,732

Liabilities in Excess of Other Assets — (1.8)%				(2,973,695)

Net Assets — 100.0%				$163,056,037

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

ADR	American Depositary Receipt
BATS	Better Alternative Trading System
CVA	Certificaaten van aandelen (share certificates)
GDR	Global Depositary Receipt
JSE	Johannesburg Stock Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NVDR	Non-Voting Depositary Receipt
NYSE	New York Stock Exchange
SDR	Swedish Depositary Receipts
SPADR	Sponsored ADR
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*
Approximately 35% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)
Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.

(c)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $19,736,422, which represents 12.1% of the fund's net assets.

(d)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2011. These positions are therefore grouped into their own industry classification.
(e)
Restricted Securities. The following restricted securities were held by the fund as of September 30, 2011, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investment	Date of Acquisition	Cost	Value
Convexity Capital Offshore, LP	02/16/06	$7,333,333	$9,444,351
Lansdowne UK Equity Fund Ltd.	05/31/03	4,953,980	10,001,121
Lone Dragon Pine, LP	03/31/08	5,000,000	3,931,395
Total (14.3% of net assets)			$23,376,867

(f)	Security or a portion thereof is pledged as initial margin for financial futures contracts.
(g)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)

	Long Financial Futures Contracts

	Foreign Currency-Related
28	December 2011 British Pound	$2,759,064	$2,731,575	$(27,489)
94	December 2011 Canadian Dollar	9,487,935	8,987,340	(500,595)
15	December 2011 Euro Dollar	2,573,555	2,515,313	(58,242)
21	December 2011 Swiss Franc	3,002,820	2,903,513	(99,307)

				(685,633)
	Equity-Related
16	December 2011 ASX S&P 200 Index	1,577,390	1,548,320	(29,070)
320	December 2011 Dow Jones EURO STOXX 50 Index	8,802,540	9,243,202	440,662
28	December 2011 FTSE 100 Index	2,289,506	2,222,676	(66,830)
30	December 2011 Topix Index	2,894,139	2,946,324	52,185
73	December 2011 TSE 60 Index	9,626,105	9,261,017	(365,088)

				31,859
				(653,774)
	Short Financial Futures Contracts

	Foreign Currency-Related
9	December 2011 Australian Dollar	(914,262)	(864,990)	49,272
52	December 2011 Japanese Yen	(8,482,812)	(8,441,550)	41,262

				90,534

				$(563,240)

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

10/31/2011	State Street Bank & Trust Co.	Australian Dollar	141,000	US Dollar	146,732	$(10,730)
10/31/2011	State Street Bank & Trust Co.	US Dollar	2,350,272	Australian Dollar	2,154,000	272,624
10/31/2011	State Street Bank & Trust Co.	US Dollar	1,230,176	Swiss Franc	1,101,500	14,310

						$276,204

Total Return Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
11/28/2011	Goldman Sachs International (c)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	$9,478,477	$(1,220,632)
07/13/2012	Goldman Sachs International (c)	3 Month LIBOR plus a specified spread	MSCI AC World Daily TR Net ex-USA	11,075,616	(2,419,812)

					$(3,640,444)

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of September 30, 2011.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Foreign Currency Risk	Equity Risk	Total
Asset Derivatives
Warrants	$—	$80	$80
Forwards Contracts	286,934	—	286,934
Futures Contracts	90,534	492,847	583,381
Total Value - Assets	$377,468	$492,927	$870,395
Liability Derivatives
Swap Contracts	$—	$(3,640,444)	$(3,640,444)
Forwards Contracts	(10,730)	—	(10,730)
Futures Contracts	(685,633)	(460,988)	(1,146,621)
Total Value - Liabilities	$(696,363)	$(4,101,432)	$(4,797,795)

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*	September 30, 2011

	Number of
	Shares	Value

Investments — 99.8% of net assets

Common Stocks — 71.5%

Aerospace & Defense — 2.0%
AAR Corp.	41,509	$691,955
General Dynamics Corp.	2,300	130,847
Lockheed Martin Corp.	5,300	384,992
Northrop Grumman Corp.	5,500	286,880
Raytheon Co.	8,300	339,221
		1,833,895

Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The) (a)	25,000	252,250

Beverages — 1.3%
Constellation Brands, Inc., Class A (a)	58,800	1,058,400
Hansen Natural Corp. (a)	1,800	157,122
		1,215,522

Biotechnology — 0.5%
Celgene Corp. (a)	2,200	136,224
Gilead Sciences, Inc. (a)	8,900	345,320
		481,544

Capital Markets — 0.2%
Franklin Resources, Inc.	2,200	210,408

Chemicals — 2.7%
Agrium, Inc. (Canada)	4,000	266,640
Calgon Carbon Corp. (a)	65,900	960,163
Eastman Chemical Co.	3,500	239,855
HB Fuller Co.	53,000	965,660
		2,432,318

Commercial Banks — 1.7%
Fifth Third Bancorp	15,200	153,520
Huntington Bancshares Inc.	22,000	105,600
KeyCorp	36,100	214,073
North Valley Bancorp (a)	13,860	130,284
PNC Financial Services Group, Inc.	7,300	351,787
Wells Fargo & Co.	25,500	615,060
		1,570,324

Commercial Services & Supplies — 0.9%
KAR Auction Services, Inc. (a)	71,100	861,021

Communications Equipment — 0.3%
Cisco Systems, Inc.	8,400	130,116
Research In Motion Ltd. (Canada) (a)	5,500	111,650
		241,766

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of
	Shares	Value

Computers & Peripherals — 2.6%
Apple, Inc. (a)	3,700	$1,410,366
QLogic Corp. (a)	80,000	1,014,400
		2,424,766

Construction & Engineering — 0.2%
Fluor Corp.	3,100	144,305

Consumer Finance — 0.8%
American Express Co.	2,800	125,720
Capital One Financial Corp.	7,700	305,151
Discover Financial Services	14,300	328,042
		758,913

Diversified Consumer Services — 1.4%
Apollo Group, Inc., Class A (a)	7,000	277,270
DeVry, Inc.	18,200	672,672
ITT Educational Services, Inc. (a)	6,100	351,238
		1,301,180

Diversified Financial Services — 0.8%
Citigroup, Inc.	2,830	72,505
JPMorgan Chase & Co.	20,800	626,496
		699,001

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	8,700	248,124
General Communications, Inc., Class A (a)	94,100	771,620
Verizon Communications, Inc.	17,700	651,360
		1,671,104

Electric Utilities — 1.3%
Edison International	9,900	378,675
Empire District Electric Co. (The)	22,500	436,050
Entergy Corp.	3,300	218,757
Exelon Corp.	3,100	132,091
		1,165,573

Electrical Equipment — 2.0%
Babcock & Wilcox Co. (a)	57,200	1,118,260
Generac Holdings, Inc. (a)	37,800	711,018
		1,829,278

Electronic Equipment, Instruments & Components — 3.3%
Checkpoint Systems, Inc. (a)	123,800	1,681,204
Rogers Corp. (a)	35,000	1,369,550
		3,050,754

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Energy Equipment & Services — 1.2%
Halliburton Co.	2,600	$79,352
Tidewater, Inc.	23,300	979,765
		1,059,117

Food & Staples Retailing — 1.8%
CVS Caremark Corp.	9,100	305,578
Kroger Co. (The)	14,100	309,636
Safeway, Inc.	15,400	256,102
Wal-Mart Stores, Inc.	6,100	316,590
Walgreen Co.	10,700	351,923
Whole Foods Market, Inc.	2,300	150,213
		1,690,042

Health Care Providers & Services — 6.0%
Aetna, Inc.	8,600	312,610
AmerisourceBergen Corp.	8,100	301,887
Cardinal Health, Inc.	9,100	381,108
CIGNA Corp.	4,000	167,760
Humana, Inc.	3,400	247,282
McKesson Corp.	3,600	261,720
Owens & Minor, Inc.	31,200	888,576
UnitedHealth Group, Inc.	11,100	511,932
Universal Health Services, Inc., Class B	27,900	948,600
VCA Antech, Inc. (a)	67,700	1,081,846
WellPoint, Inc.	6,100	398,208
		5,501,529

Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc.	25,400	531,368
Orient-Express Hotels Ltd., Class A (United Kingdom) (a)	25,000	172,750
		704,118

Household Products — 0.8%
Kimberly-Clark Corp.	1,900	134,919
Procter & Gamble Co. (The)	9,100	574,938
		709,857

Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc.	4,600	175,076

Industrial Conglomerates — 0.7%
General Electric Co.	34,900	531,876
Tyco International Ltd. (Switzerland)	3,200	130,400
		662,276

Insurance — 4.1%
ACE Ltd. (Switzerland)	6,100	369,660
Aflac, Inc.	2,200	76,890
Arthur J. Gallagher & Co.	40,000	1,052,000
Brown & Brown, Inc.	25,000	445,000
Chubb Corp.	6,200	371,938
Hartford Financial Services Group, Inc.	5,600	90,384
Travelers Companies, Inc. (The)	2,900	141,317
Willis Group Holdings plc (United Kingdom)	34,510	1,186,109
		3,733,298

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

IT Services — 2.0%
Fidelity National Information Services, Inc.	9,800	$238,336
International Business Machines Corp. (IBM)	4,500	787,635
Lender Processing Services, Inc.	51,500	705,035
Mastercard, Inc.	400	126,864
		1,857,870

Leisure Equipment & Products — 0.2%
Mattel, Inc.	5,400	139,806

Life Sciences Tools & Services — 1.7%
PerkinElmer, Inc.	51,000	979,710
Thermo Fisher Scientific, Inc. (a)	11,400	577,296
		1,557,006

Machinery — 2.1%
CIRCOR International, Inc.	21,000	616,770
Cummins, Inc.	3,800	310,308
John Bean Technologies Corp.	67,800	966,828
		1,893,906

Media — 3.2%
CBS Corp., Class B	14,900	303,662
Comcast Corp., Class A	12,400	259,160
DIRECTV, Class A (a)	9,800	414,050
Live Nation, Inc. (a)	131,038	1,049,614
Time Warner Cable, Inc.	5,300	332,151
Time Warner, Inc.	10,000	299,700
Viacom, Inc.	8,300	321,542
		2,979,879

Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	12,200	371,490
Teck Resources Ltd., Class B (Canada)	2,300	67,137
		438,627

Multi-Utilities — 0.2%
Public Service Enterprise Group, Inc.	6,900	230,253

Multiline Retail — 2.6%
Big Lots, Inc. (a)	35,125	1,223,404
Kohl's Corp.	6,300	309,330
Saks, Inc. (a)	100,000	875,000
		2,407,734

Office Electronics — 0.8%
Zebra Technologies Corp., Class A (a)	22,293	689,745

Oil, Gas & Consumable Fuels — 6.1%
Bill Barrett Corp. (a)	27,800	1,007,472
Chevron Corp.	10,100	934,452
ConocoPhillips	9,000	569,880

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Exxon Mobil Corp.	16,500	$1,198,395
Hess Corp.	4,200	220,332
Marathon Petroleum Corp.	4,700	127,182
Murphy Oil Corp.	4,400	194,304
Stone Energy Corp. (a)	53,700	870,477
Tesoro Corp. (a)	10,200	198,594
Valero Energy Corp.	14,900	264,922
		5,586,010

Personal Products — 0.3%
Herbalife Ltd.	5,100	273,360

Pharmaceuticals — 0.8%
Forest Laboratories, Inc. (a)	5,000	153,950
Merck & Co., Inc.	4,300	140,653
Pfizer, Inc.	22,500	397,800
		692,403

Road & Rail — 0.6%
CSX Corp.	12,000	224,040
Ryder System, Inc.	2,700	101,277
Union Pacific Corp.	2,800	228,676
		553,993

Semiconductors & Semiconductor Equipment — 1.9%
Cabot Microelectronics Corp. (a)	29,857	1,026,782
Intel Corp.	26,100	556,713
LSI Corp. (a)	38,300	198,394
		1,781,889

Software — 2.2%
Activision Blizzard, Inc.	23,000	273,700
Adobe Systems, Inc. (a)	8,300	200,611
CA, Inc.	12,200	236,802
Microsoft Corp.	38,100	948,309
Preview Systems, Inc. (a) (b)	66,800	334
Symantec Corp. (a)	19,900	324,370
		1,984,126

Specialty Retail — 2.1%
AutoZone, Inc. (a)	1,000	319,190
Bed Bath & Beyond, Inc. (a)	2,200	126,082
Home Depot, Inc. (The)	6,400	210,368
Penske Automotive Group, Inc.	68,700	1,099,200
TJX Companies, Inc. (The)	3,800	210,786
		1,965,626

Textiles, Apparel & Luxury Goods — 1.7%
Coach, Inc.	6,700	347,261
Hanesbrands, Inc. (a)	48,022	1,201,030
		1,548,291

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Number of Shares	Value

Thrifts & Mortgage Finance — 0.7%
BankUnited, Inc.	31,400	$651,864

Tobacco — 0.8%
Lorillard, Inc.	1,200	132,840
Philip Morris International, Inc.	10,300	642,514
		775,354

Wireless Telecommunication Services — 1.3%
MetroPCS Communications, Inc. (a)	8,800	76,648
United States Cellular Corp. (a)	27,400	1,086,410
		1,163,058

Total Common Stocks
(Cost $64,821,224)		65,550,035

Acquired Funds (c) — 19.2%

Private Investment Funds — 19.2%

Long/Short Equity Fund — 19.1%
Adage Capital Partners, LP (a) (b) (d) (e)		17,551,774

Other — 0.1%
Gotham Partners, LP (a) (b) (d) (e)		53,689

Total Acquired Funds
(Cost $11,193,263)		17,605,463

	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Investments — 9.1%

Repurchase Agreement — 7.4%
State Street Bank & Trust Co. Repurchase Agreement issued on 09/30/11 (proceeds at maturity $6,781,349) (collateralized by US Treasury Bills, due 12/29/11 with a total principal value of $1,310,000 and a total market value of $1,309,935, and by a US Treasury Note, due 09/30/2018 with a total principal value of $5,655,000 and a total market value of $ 5,619,656) (Cost $6,781,343)	0.010%	10/03/11	$6,781,343	6,781,343

US Treasury Bill — 1.7%
US Treasury Bill (Cost $1,499,918) (f) (g)		10/27/11	1,500,000	1,499,918

Total Short-Term Investments (Cost $8,281,261)				8,281,261

Total Investments — 99.8% (Cost $84,295,748)				91,436,759

Other Assets in Excess of Liabilities — 0.2%				202,678

Net Assets — 100.0%				$91,639,437

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

*
Approximately 53% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.

(a)	Non income-producing security.
(b)
Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.

(c)	Portfolio holdings information of the Acquired Funds is not available as of September 30, 2011. These positions are therefore grouped into their own industry classification.
(d)
Restricted Securities. The following restricted securities were held by the fund as of September 30, 2011, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

Investment	Date of Acquisition	Cost	Value
Adage Capital Partners, LP	01/01/02 - 06/30/03	$10,542,541	$17,551,774
Gotham Partners, LP	06/29/97	650,722	53,689
Total (19.2% of net assets)			$17,605,463

(e)
Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $17,605,463, which represents 19.2% of the fund's net assets.

(f)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(g)	Security or a portion thereof is pledged as initial margin for financial futures contracts.

Financial Futures Contracts

		Initial Notional	Notional Value	Unrealized
Number of		Value/	at September 30,	Appreciation/
Contracts	Type	(Proceeds)	2011	(Depreciation)

	Long Financial Futures Contracts

	Equity-Related
804	December 2011 S&P 500 e-Mini Index	$46,058,494	$45,265,200	$(793,294)

	Short Financial Futures Contracts

	Equity-Related
41	December 2011 Russell 2000 Mini Index	(2,815,847)	(2,630,150)	185,697
210	December 2011 S&P Midcap 400 e-Mini Index	(17,583,695)	(16,356,900)	1,226,795

				1,412,492

				$619,198

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of September 30, 2011.  See Note 3, Derivatives and Other Financial Instruments, for qualitative disclosures.  These derivatives are not accounted for as hedging instruments.  The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2011, grouped by contract type and risk exposure category.

Derivative Type	Equity Risk	Total
Asset Derivatives
Futures Contracts	$1,412,492	$1,412,492
Total Value - Assets	$1,412,492	$1,412,492
Liability Derivatives
Futures Contracts	$(793,294)	$(793,294)
Total Value - Liabilities	$(793,294)	$(793,294)

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2011

	Interest Rate	Maturity Date	Principal Amount	Value

Investments — 99.8% of net assets

Short-Term Investments — 99.8%

Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement issued on 09/30/2011 (proceeds at maturity $695,481) (collateralized by a US Treasury Bill, due 12/29/11 with a principal value of $50,000 and a market value of $49,998, and by a US Treasury Note, due 08/15/15 with a principal value of $585,000 and market value of $668,591) (Cost $695,480)	0.010%	10/03/11	$695,480	$695,480
US Treasury Bills — 99.4%
US Treasury Bill (a)		12/29/11	40,000,000	39,998,360
US Treasury Bill (a)		01/26/12	24,000,000	23,998,320
US Treasury Bill (a)		03/01/12	22,000,000	21,995,886
US Treasury Bill (a)		03/15/12	2,000,000	1,999,544
US Treasury Bill (a)		03/29/12	64,000,000	63,982,592

Total US Treasury Bills — 99.4%
(Cost $151,963,936)				151,974,702

Total Short-Term Investments
(Cost $152,659,416)				152,670,182

Total Investments — 99.8%
(Cost $152,659,416)				152,670,182

Other Assets in Excess of Liabilities — 0.2%				270,998

Net Assets — 100.0%				$152,941,180

(a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)	September 30, 2011

1.   Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the ‘‘funds.’’

Investment Objectives

Fund	Investment Objectives

Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

International Equity	Attain appreciation of principal that at least offsets inflation.

US Equity	Attain a growing stream of current income and appreciation of principal that at least offset inflation.

Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.   Summary of Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded over-the-counter are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Certain funds employ a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which net asset values of the funds are determined.  If the funds’ valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.  Fair value is intended to represent a good faith approximation of the amount that a fund could reasonably expect to receive from the private investment fund if the fund's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 –	quoted prices in active markets for identical investments
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the funds' investments carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$697,593,279	$673,734,639	$—	$1,371,327,918
Convertible Bonds	—	2,445,871	—	2,445,871
Subordinated Convertible Notes	—	45,016	—	45,016
Corporate Bonds	—	73,484,240	—	73,484,240
Asset-Backed Securities	—	21,287,208	—	21,287,208
Mortgage-Backed Securities	—	98,077,084	—	98,077,084
Bank Loans	—	965,185	—	965,185
US Treasury Notes/Bonds	619,795,963	—	—	619,795,963
Exchange-Traded Funds and Mutual Funds	85,130,973	—	—	85,130,973
Private Investment Funds	—	—	493,114,945	493,114,945
Preferred Stocks	4,025,153	2,577,579	—	6,602,732
Warrants	—	1,595,283	—	1,595,283
Short-Term Investments	1,258,540,750	—	—	1,258,540,750
Total Investments in Securities	2,665,086,118	874,212,105	493,114,945	4,032,413,168
Financial Futures Contracts – Interest Rate Risk	327,379	—	—	327,379
Financial Futures Contracts – Equity Risk	5,870,442	—	—	5,870,442
Forward Currency Contracts – Foreign Currency Risk	923,872	—	—	923,872
Swap Contracts – Equity Risk	—	1,119,452	—	1,119,452
Swap Contracts – Credit Risk	—	323,178	—	323,178
Total Other Financial Instruments	7,121,693	1,442,630	—	8,564,323
Total Assets	$2,672,207,811	$875,654,735	$493,114,945	$4,040,977,491

Liabilities
Common Stocks Sold Short*	$(36,605,892)	$(7,715,421)	$—	$(44,321,313)
Exchange-Traded Funds	(3,478,295)	—	—	(3,478,295)
Mortgage-Backed Securities	—	(7,387,499)	—	(7,387,499)
Total Securities Sold Short	(40,084,187)	(15,102,920)	—	(55,187,107)
Financial Futures Contracts – Interest Rate Risk	(1,268,658)	—	—	(1,268,658)
Financial Futures Contracts – Foreign Currency Risk	(4,428,059)	—	—	(4,428,059)
Financial Futures Contracts – Equity Risk	(7,102,464)	—	—	(7,102,464)
Forward Currency Contracts - Foreign Currency Risk	(56,495)	—	—	(56,495)
Swap Contracts – Equity Risk	—	(6,296,066)	—	(6,296,066)
Total Other Financial Instruments	(12,855,676)	(6,296,066)	—	(19,151,742)
Total Liabilities	$(52,939,863)	$(21,398,986)	$—	$(74,338,849)

*    Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

International Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks *	$7,773,836	$111,240,507	$—	$119,014,343
Private Investment Funds	—	—	23,376,867	23,376,867
Preferred Stocks	—	983,736	—	983,736
Warrants	—	80	—	80
Short-Term Investments	22,654,706	—	—	22,654,706
Total Investments in Securities	30,428,542	112,224,323	23,376,867	166,029,732
Financial Futures Contracts – Foreign Currency Risk	90,534	—	—	90,534
Financial Futures Contracts – Equity Risk	492,847	—	—	492,847
Forward Currency Contracts – Foreign Currency Risk	286,934	—	—	286,934
Total Other Financial Instruments	870,315	—	—	870,315
Total Assets	$31,298,857	$112,224,323	$23,376,867	$166,900,047

Liabilities
Financial Futures Contracts – Foreign Currency Risk	$(685,633)	$—	$—	$(685,633)
Financial Futures Contracts – Equity Risk	(460,988)	—	—	(460,988)
Forward Currency Contracts – Foreign Currency Risk	(10,730)	—	—	(10,730)
Swap Contracts – Equity Risk	—	(3,640,444)	—	(3,640,444)
Total Other Financial Instruments	(1,157,351)	(3,640,444)	—	(4,797,795)
Total Liabilities	$(1,157,351))	$(3,640,444)	$—	$(4,797,795)

* Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

US Equity Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$65,549,701	$334	$—	$65,550,035
Private Investment Funds	—	—	17,605,463	17,605,463
Short-Term Investments	8,281,261	—	—	8,281,261
Total Investments in Securities	73,830,962	334	17,605,463	91,436,759
Financial Futures Contracts – Equity Risk	1,412,492	—	—	1,412,492
Total Other Financial Instruments	1,412,492	—	—	1,412,492
Total Assets	$75,243,454	$334	$17,605,463	$92,849,251

Liabilities
Financial Futures Contracts – Equity Risk	$(793,294)	$—	$—	$(793,294)
Total Other Financial Instruments	(793,294)	—	—	(793,294)
Total Liabilities	$(793,294)	$—	$—	$(793,294)

Short-Term Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$152,670,182	$—	$—	$152,670,182
Total Investments in Securities	152,670,182	—	—	152,670,182
Total Assets	$152,670,182	$—	$—	$152,670,182

The funds recognize transfers into and transfers out of the valuation levels at the beginning of the reporting period. The funds had no significant transfers in or out of Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2011.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Multi-Asset Fund

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Net Transfers into Level 3		Net Transfers out of Level 3	Balance as of September 30, 2011	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/11 for the period ended 9/30/11
Common Stocks*	$-	$-	$(97,131)	$(514,147)	$987,873	$(149,666)	$49	**	$-	$226,978	$514,147
Private Investment Funds	498,091,196	-	4,905,511	(38,976,251)	46,000,903	(16,906,414)	-		-	493,114,945	(38,976,251)
Corporate Bonds*	-	68,406	-	(68,406)	-	-	-		-	-	(68,406)
Total	$498,091,196	$68,406	$4,808,380	$(39,558,804)	$46,988,776	$(17,056,080)	$49	**	$-	$493,341,923	$(38,530,510)

*  There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.
** Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

International Equity Fund

Investments in Securities	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2011	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/11 for the period ended 9/30/11
Common Stocks*	$-	$(36,596)	$36,596	$-	$-	$-	$-	$-	$-
Private Investment Funds	27,799,306	-	(4,422,439)	-	-	-	-	23,376,867	(4,422,439)
Total	$27,799,306	$(36,596)	$(4,385,843)	$-	$-	$-	$-	$23,376,867	$(4,422,439)

*  There are Common Stocks categorized as Level 3 that have a market value of zero.

US Equity Fund

Investments in Securities	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2011	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/11 for the period ended 9/30/11
Private Investment Funds	$18,955,808	$-	$(1,350,345)	$-	$-	$-	$-	$17,605,463	$(1,350,345)

3.   Derivatives and Other Financial Instruments (applicable to Multi-Asset, International Equity, and US Equity Funds)

The funds employ derivative strategies, such as futures, options on futures, buying options, and swaps (including total return and credit default swaps). Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect a fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of a fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager’s ability to predict and understand relevant market movements. See the Schedules of Investments for quantitative disclosures.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, options on futures contracts, and swaps, expose a fund to an obligation to another party and may give rise to a form of leverage. It is each fund’s policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, a fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When a fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The funds will monitor the amount of these segregated assets on a daily basis and no fund will enter into additional transactions that would require the segregations of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

During the nine-month period ended September 30, 2011, US Equity Fund accessed both long and short exposure to US markets via futures contracts on equity indices. During the same period, Multi-Asset Fund and International Equity Fund accessed both long and short exposure to world markets (ex-US for International Equity Fund) via futures contracts on equity indices. Multi-Asset Fund and International Equity Fund also accessed exposure to world markets (long exposure for Multi-Asset Fund and both long and short ex-US exposure for International Equity Fund) via futures contracts on foreign currencies. Additionally, Multi-Asset Fund used interest rate-related futures contracts to reduce the duration of its portfolio.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission (‘‘CFTC’’) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (as applicable).

Swap Contracts

During the nine-month period ended September 30, 2011, Multi-Asset Fund used total return swap contracts to increase its exposure to emerging markets and reduce its exposure to global energy stocks.  During the same period, International Equity Fund used total return swap contracts to increase its exposure to markets outside the US, including, notably, emerging markets. Rather than incurring the costs associated with reallocating fund assets to or away from money managers or purchasing additional equity securities, the use of total return swap contracts allowed TAS to strategically position the funds’ exposures relative to their respective benchmarks, while maintaining cash liquidity buffers. In addition, Multi-Asset Fund purchased protection via credit default swap contracts to reduce the fund’s overall credit exposure.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Each fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty.  If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures.

Equity or Total Return Swaps.  An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party makes payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit Default Swaps.  As a ‘‘buyer’’ of protection under a credit default swap agreement, the fund is obligated to pay the ‘‘seller’’ of protection a periodic stream of payments over the term of the agreement in return for a payment by the ‘‘seller’’ that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

Options

During the nine-month period ended September 30, 2011, Multi-Asset Fund used options contracts to gain exposure to an Egyptian equity security without investing directly through the local securities market.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that a fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, a fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, a fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, a fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

Forward Currency Contracts

During the nine-month period ended September 30, 2011, Multi-Asset Fund and International Equity Fund entered into forward currency contracts to manage the foreign currency exchange risk to which they are subject in the normal course of pursuing their international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. A fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the funds are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

Multi-Asset Fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ Multi-Asset Fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

Multi-Asset Fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Bank Loans

Multi-Asset Fund invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

4.   Investment Transactions

For federal income tax purposes, the cost of investments owned at September 30, 2011, has been estimated since the final tax characteristic cannot be determined until fiscal year end.  The cost of investments, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on investment securities, other than proceeds from securities sold short, at September 30, 2011, for each fund are as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost

Multi-Asset	$402,135,499	$(475,248,549)	$(73,113,050)	$4,105,526,218
International Equity	20,232,232	(36,081,713)	(15,849,481)	181,879,213
US Equity	15,954,505	(14,371,292)	1,583,213	89,853,546
Short-Term	14,496	(3,730)	10,766	152,659,416

The difference between the tax cost of investments and the cost of investments for U.S. GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts, and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2011.

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010.  Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term.  Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character.  Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

5.   Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at September 30, 2011 were as follows:

Description	Face Value

Multi-Asset Fund

JP Morgan Chase & Co., 0.20%, dated 09/27/2011, to be repurchased on 10/04/2011 at $117,870,584	$117,866,000

For the nine-month period ended September 30, 2011, the average balance outstanding was $111,108,924 and the average interest rate was 0.24%.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.   Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

Multi-Asset Fund enters into ‘‘TBA’’ (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets.  Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as ‘‘cover’’ for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

7.   Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

Multi-Asset Fund invests in asset-backed and mortgage-backed securities.  These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

8.   Subsequent Events

The TIP Board of directors has approved a proposal intending to result in the complete liquidation of International Equity Fund and US Equity Fund. The funds will be substantially liquidated via coordinated, voluntary redemptions of fund members as of the close of business on November 28, 2011, and are expected to be fully liquidated and dissolved on or shortly after December 30, 2011.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:  /s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date 11/23/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Richard J. Flannery
Richard J.Flannery, President and Chief Executive Officer

Date 11/23/2011

By:  /s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date 11/23/2011